Schedule of Investments (unaudited)	iShares® Aaa - A Rated Corporate Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 0.9%
General Dynamics Corp.
1.15%, 06/01/26 (Call 05/01/26)(a)	$90	$91,146
1.88%, 08/15/23 (Call 06/15/23)	318	327,305
2.13%, 08/15/26 (Call 05/15/26)	335	353,442
2.25%, 11/15/22 (Call 08/15/22)	540	551,318
2.25%, 06/01/31 (Call 03/01/31)	45	46,991
2.38%, 11/15/24 (Call 09/15/24)	110	116,058
2.63%, 11/15/27 (Call 08/15/27)	353	381,526
2.85%, 06/01/41 (Call 12/01/40)	145	152,895
3.25%, 04/01/25 (Call 03/01/25)	380	412,764
3.38%, 05/15/23 (Call 04/15/23)	277	291,479
3.50%, 05/15/25 (Call 03/15/25)	327	359,151
3.50%, 04/01/27 (Call 02/01/27)	415	464,754
3.60%, 11/15/42 (Call 05/14/42)	278	326,555
3.63%, 04/01/30 (Call 01/01/30)(a)	485	556,140
3.75%, 05/15/28 (Call 02/15/28)	382	437,978
4.25%, 04/01/40 (Call 10/01/39)	329	410,812
4.25%, 04/01/50 (Call 10/01/49)	360	469,670
Lockheed Martin Corp.
2.80%, 06/15/50 (Call 12/15/49)(a)	434	446,339
2.90%, 03/01/25 (Call 12/01/24)	485	521,089
3.10%, 01/15/23 (Call 11/15/22)	10	10,355
3.55%, 01/15/26 (Call 10/15/25)	749	831,150
3.60%, 03/01/35 (Call 09/01/34)	233	272,472
3.80%, 03/01/45 (Call 09/01/44)	565	674,559
4.07%, 12/15/42	508	628,305
4.09%, 09/15/52 (Call 03/15/52)	636	809,450
4.50%, 05/15/36 (Call 11/15/35)	120	153,431
4.70%, 05/15/46 (Call 11/15/45)	603	814,743
Series B, 6.15%, 09/01/36	65	95,302
		11,007,179
Agriculture — 1.0%
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (Call 05/11/26)	513	548,156
3.25%, 03/27/30 (Call 12/27/29)(a)	700	785,078
4.50%, 03/15/49 (Call 09/15/48)	278	377,630
Class C, 2.75%, 03/27/25 (Call 02/27/25)(a)	402	428,894
Philip Morris International Inc.
0.88%, 05/01/26 (Call 04/01/26)	255	253,513
1.13%, 05/01/23(a)	380	385,354
1.50%, 05/01/25 (Call 04/01/25)	505	516,671
1.75%, 11/01/30 (Call 08/01/30)	95	93,676
2.10%, 05/01/30 (Call 02/01/30)	326	331,024
2.13%, 05/10/23 (Call 03/10/23)	333	342,697
2.38%, 08/17/22 (Call 07/17/22)(a)	181	184,748
2.50%, 08/22/22	248	254,081
2.50%, 11/02/22 (Call 10/02/22)	320	328,352
2.63%, 03/06/23	306	317,744
2.75%, 02/25/26 (Call 11/25/25)(a)	524	562,629
2.88%, 05/01/24 (Call 04/01/24)	340	360,968
3.13%, 08/17/27 (Call 05/17/27)	195	215,553
3.13%, 03/02/28 (Call 12/02/27)	385	423,003
3.25%, 11/10/24	537	582,205
3.38%, 08/11/25 (Call 05/11/25)	225	246,233
3.38%, 08/15/29 (Call 05/15/29)	354	396,742
3.60%, 11/15/23	259	278,158
3.88%, 08/21/42	335	379,056
4.13%, 03/04/43	379	439,538
Security	Par (000)	Value

Agriculture (continued)
4.25%, 11/10/44	$518	$617,528
4.38%, 11/15/41	336	402,676
4.50%, 03/20/42	296	359,895
4.88%, 11/15/43	357	457,695
6.38%, 05/16/38	630	915,610
		11,785,107
Airlines — 0.2%
Delta Air Lines Pass Through Trust, Series 2020, Class AA, 2.00%, 12/10/29	85	85,124
JetBlue Pass Through Trust
Series 1A, Class A, 4.00%, 05/15/34	232	255,699
Series 2019-1, Class AA, 2.75%, 11/15/33	240	242,828
United Airlines Pass Through Trust
Series 2016-1, Class AA, 3.10%, 01/07/30.	237	248,323
Series 2016-2, Class AA, 2.88%, 04/07/30(a)	86	88,063
Series 2018-1, Class AA, 3.50%, 09/01/31	113	117,577
Series 2019, Class AA, 4.15%, 08/25/31	34	36,739
Series 2019-2, Class AA, 2.70%, 11/01/33	113	112,796
Series 2020-1, Class A, 5.88%, 04/15/29	1,470	1,632,047
		2,819,196
Apparel — 0.5%
NIKE Inc.
2.25%, 05/01/23 (Call 02/01/23)	427	439,643
2.38%, 11/01/26 (Call 08/01/26)	540	577,427
2.40%, 03/27/25 (Call 02/27/25)	588	623,315
2.75%, 03/27/27 (Call 01/27/27)(a)	469	509,095
2.85%, 03/27/30 (Call 12/27/29)	727	798,820
3.25%, 03/27/40 (Call 09/27/39)	567	635,579
3.38%, 11/01/46 (Call 05/01/46)	205	234,422
3.38%, 03/27/50 (Call 09/27/49)	668	772,629
3.63%, 05/01/43 (Call 11/01/42)	287	342,928
3.88%, 11/01/45 (Call 05/01/45)	525	645,503
Ralph Lauren Corp., 2.95%, 06/15/30 (Call 03/15/30)	355	383,329
		5,962,690
Auto Manufacturers — 1.8%
American Honda Finance Corp.
0.40%, 10/21/22	25	25,049
0.55%, 07/12/24	125	124,748
0.65%, 09/08/23	198	199,071
0.88%, 07/07/23	340	343,512
1.00%, 09/10/25	435	437,119
1.20%, 07/08/25	105	106,342
1.80%, 01/13/31	250	251,673
1.95%, 05/10/23	523	537,806
2.00%, 03/24/28(a)	400	415,664
2.05%, 01/10/23	402	412,520
2.15%, 09/10/24	395	413,119
2.30%, 09/09/26	311	329,719
2.35%, 01/08/27	392	416,155
2.40%, 06/27/24	86	90,478
2.60%, 11/16/22	638	657,389
2.90%, 02/16/24	584	618,766
3.45%, 07/14/23	100	105,964
3.50%, 02/15/28	296	334,817
3.55%, 01/12/24	118	126,633
3.63%, 10/10/23	509	544,762
Cummins Inc.
0.75%, 09/01/25 (Call 08/01/25)	262	261,707
1.50%, 09/01/30 (Call 06/01/30)	268	262,088

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
2.60%, 09/01/50 (Call 03/01/50)	$415	$406,298
3.65%, 10/01/23 (Call 07/01/23)(a)	427	453,867
4.88%, 10/01/43 (Call 04/01/43)(a)	235	319,175
Toyota Motor Corp.
1.34%, 03/25/26 (Call 02/25/26)	631	641,197
2.36%, 07/02/24	185	194,666
2.36%, 03/25/31 (Call 12/25/30)(a)	250	265,753
2.76%, 07/02/29	100	109,562
3.42%, 07/20/23	35	37,119
3.67%, 07/20/28	56	64,234
Toyota Motor Credit Corp.
0.35%, 10/14/22(a)	100	100,189
0.40%, 04/06/23(a)	20	20,034
0.50%, 08/14/23	145	145,570
0.50%, 06/18/24	500	498,945
0.80%, 10/16/25	75	74,644
0.80%, 01/09/26	20	19,883
1.13%, 06/18/26	800	804,064
1.15%, 08/13/27(a)	340	339,765
1.35%, 08/25/23	227	231,433
1.65%, 01/10/31(a)	475	475,394
1.80%, 02/13/25	533	552,513
1.90%, 04/06/28	110	113,610
2.00%, 10/07/24	260	271,484
2.15%, 09/08/22(a)	754	769,751
2.15%, 02/13/30	220	229,717
2.25%, 10/18/23	1,230	1,279,692
2.63%, 01/10/23(a)	582	601,549
2.70%, 01/11/23	619	640,646
2.90%, 03/30/23	645	673,109
2.90%, 04/17/24	653	694,087
3.00%, 04/01/25	648	698,907
3.05%, 01/11/28	250	276,775
3.20%, 01/11/27	552	611,704
3.35%, 01/08/24	316	337,845
3.38%, 04/01/30	720	820,865
3.40%, 04/14/25	25	27,375
3.45%, 09/20/23(a)	769	819,377
3.65%, 01/08/29	75	86,553
		21,722,452
Auto Parts & Equipment — 0.1%
Magna International Inc.
2.45%, 06/15/30 (Call 03/15/30)	406	421,010
3.63%, 06/15/24 (Call 03/15/24)	599	647,381
4.15%, 10/01/25 (Call 07/01/25)	408	458,816
		1,527,207
Banks — 31.4%
Australia & New Zealand Banking Group Ltd./New York NY
2.05%, 11/21/22	220	225,218
2.63%, 11/09/22	830	855,058
3.70%, 11/16/25(a)	240	269,357
Banco Bilbao Vizcaya Argentaria SA, 1.13%, 09/18/25.	150	149,633
Banco Santander SA
1.85%, 03/25/26	625	636,419
2.71%, 06/27/24	625	659,406
2.75%, 05/28/25	815	860,281
2.96%, 03/25/31	400	418,736
3.31%, 06/27/29	605	665,809
3.49%, 05/28/30	438	478,817
Security	Par (000)	Value

Banks (continued)
3.80%, 02/23/28	$548	$610,675
3.85%, 04/12/23	200	210,924
4.25%, 04/11/27	75	85,138
4.38%, 04/12/28	648	748,071
Bank of America Corp.
0.52%, 06/14/24 (Call 06/14/23), (SOFR + 0.410%)(b)	100	100,036
0.81%, 10/24/24 (Call 10/24/23), (SOFR + 0.740%)(b)	111	111,435
0.98%, 09/25/25 (Call 09/25/24), (SOFR + 0.910%)(b)	465	465,902
1.20%, 10/24/26 (Call 10/24/25)	320	319,402
1.32%, 06/19/26 (Call 06/19/25), (SOFR + 1.150%)(b)	1,182	1,188,726
1.49%, 05/19/24 (Call 05/19/23)	70	71,198
1.73%, 07/22/27 (Call 07/22/26)	130	132,317
1.90%, 07/23/31 (Call 07/23/30)	913	896,904
1.92%, 10/24/31 (Call 10/24/30)	755	742,588
2.02%, 02/13/26 (Call 02/13/25)	565	583,283
2.09%, 06/14/29 (Call 06/14/28)	600	611,172
2.30%, 07/21/32 (Call 07/21/31)	150	151,379
2.46%, 10/22/25 (Call 10/22/24)	447	468,331
2.50%, 10/21/22 (Call 10/21/21)	470	472,294
2.50%, 02/13/31 (Call 02/13/30)	680	702,936
2.59%, 04/29/31 (Call 04/29/30)	984	1,021,490
2.68%, 06/19/41 (Call 06/19/40)	1,315	1,296,984
2.69%, 04/22/32 (Call 04/22/31)	1,085	1,133,065
2.83%, 10/24/51 (Call 10/24/50)	345	339,145
2.88%, 10/22/30 (Call 10/22/29)	765	812,545
2.97%, 07/21/52 (Call 07/21/51)	50	50,460
3.09%, 10/01/25 (Call 10/01/24)	683	729,027
3.19%, 07/23/30 (Call 07/23/29)	586	635,810
3.25%, 10/21/27 (Call 10/21/26)(a)	639	697,296
3.30%, 01/11/23	732	763,820
3.31%, 04/22/42 (Call 04/22/41)	135	145,741
3.37%, 01/23/26 (Call 01/23/25)	485	522,301
3.42%, 12/20/28 (Call 12/20/27)	1,357	1,491,913
3.46%, 03/15/25 (Call 03/15/24)	715	763,970
3.50%, 04/19/26	240	265,056
3.55%, 03/05/24 (Call 03/05/23), (3 mo. LIBOR US + 0.78%)(b)	325	340,304
3.56%, 04/23/27 (Call 04/23/26), (3 mo. LIBOR US + 1.060%)(b)	697	766,923
3.59%, 07/21/28 (Call 07/21/27)	814	901,814
3.71%, 04/24/28 (Call 04/24/27)	440	489,271
3.82%, 01/20/28 (Call 01/20/27)	665	743,709
3.86%, 07/23/24 (Call 07/23/23)	30	31,898
3.88%, 08/01/25	403	449,865
3.95%, 01/23/49 (Call 01/23/48)	309	361,904
3.97%, 03/05/29 (Call 03/05/28)(a)	624	706,412
3.97%, 02/07/30 (Call 02/07/29)	930	1,059,326
4.00%, 04/01/24	1,000	1,089,800
4.08%, 04/23/40 (Call 04/23/39)	503	592,247
4.08%, 03/20/51 (Call 03/20/50)	1,173	1,418,345
4.10%, 07/24/23	489	524,428
4.13%, 01/22/24	802	872,327
4.24%, 04/24/38 (Call 04/24/37)	668	797,211
4.27%, 07/23/29 (Call 07/23/28)	843	972,392
4.33%, 03/15/50 (Call 03/15/49)	684	857,503
4.44%, 01/20/48 (Call 01/20/47)	665	838,412
4.88%, 04/01/44(a)	250	333,110
5.00%, 01/21/44	572	777,680
5.88%, 02/07/42	368	539,297
Series N, 1.66%, 03/11/27 (Call 03/11/26)	125	127,001

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Series N, 2.65%, 03/11/32 (Call 03/11/31), (SOFR + 1.220%)(b)	$371	$385,892
Series N, 3.48%, 03/13/52 (Call 03/11/51)	130	144,179
Bank of America N.A., 6.00%, 10/15/36	366	519,826
Bank of Montreal
0.45%, 12/08/23	213	213,183
0.63%, 07/09/24	500	500,825
0.95%, 01/22/27 (Call 01/22/26)	570	566,489
1.85%, 05/01/25	245	254,183
2.05%, 11/01/22(a)	252	257,728
2.35%, 09/11/22	972	994,774
2.50%, 06/28/24	290	305,994
2.55%, 11/06/22 (Call 10/06/22)	845	868,136
Series E, 3.30%, 02/05/24(a)	598	639,866
Bank of New York Mellon Corp. (The)
0.35%, 12/07/23 (Call 11/07/23)	100	100,017
0.75%, 01/28/26 (Call 12/28/25)	90	89,625
1.05%, 10/15/26 (Call 09/15/26)	500	500,110
1.60%, 04/24/25 (Call 03/24/25)	609	627,654
1.65%, 07/14/28 (Call 05/14/28)	85	86,428
1.65%, 01/28/31 (Call 10/28/30)(a)	55	54,976
1.80%, 07/28/31 (Call 04/28/31)	500	500,890
1.85%, 01/27/23 (Call 12/27/22)	204	208,651
1.95%, 08/23/22	325	330,957
2.10%, 10/24/24	494	517,969
2.20%, 08/16/23 (Call 06/16/23)	478	494,974
2.45%, 08/17/26 (Call 05/17/26)(a)	428	456,565
2.80%, 05/04/26 (Call 02/04/26)	447	483,265
2.95%, 01/29/23 (Call 12/29/22)	240	249,228
3.00%, 10/30/28 (Call 07/30/28)	331	366,887
3.25%, 09/11/24 (Call 08/11/24)	424	457,975
3.25%, 05/16/27 (Call 02/16/27)	573	634,947
3.30%, 08/23/29 (Call 05/23/29)	400	448,224
3.40%, 05/15/24 (Call 04/15/24)	461	496,723
3.40%, 01/29/28 (Call 10/29/27)	553	621,522
3.44%, 02/07/28 (Call 02/07/27)(a)	446	495,769
3.45%, 08/11/23	180	191,448
3.50%, 04/28/23	326	344,217
3.85%, 04/28/28	575	668,317
Series 0012, 3.65%, 02/04/24 (Call 01/05/24)	496	534,028
Series G, 3.00%, 02/24/25 (Call 01/24/25)	513	553,558
Bank of Nova Scotia (The)
0.55%, 09/15/23	77	77,300
0.70%, 04/15/24	100	100,344
1.05%, 03/02/26	45	44,894
1.30%, 06/11/25	175	177,707
1.35%, 06/24/26	400	403,628
1.63%, 05/01/23	575	588,334
1.95%, 02/01/23	554	567,961
2.00%, 11/15/22	754	771,025
2.15%, 08/01/31	400	405,540
2.20%, 02/03/25(a)	551	577,944
2.38%, 01/18/23	381	392,742
2.45%, 09/19/22	841	862,294
2.70%, 08/03/26	784	840,950
3.40%, 02/11/24	521	558,012
Barclays Bank PLC, 3.75%, 05/15/24(a)	145	157,885
BNP Paribas SA, 3.25%, 03/03/23	975	1,020,620
Security	Par (000)	Value

Banks (continued)
BPCE SA
3.38%, 12/02/26	$670	$740,759
4.00%, 04/15/24(a)	630	687,374
Canadian Imperial Bank of Commerce
0.45%, 06/22/23	20	20,003
0.50%, 12/14/23	410	409,615
0.95%, 06/23/23	389	393,046
0.95%, 10/23/25	245	245,473
1.25%, 06/22/26 (Call 05/22/26)	50	50,154
2.25%, 01/28/25	783	820,607
3.10%, 04/02/24	675	719,003
3.50%, 09/13/23	592	631,534
Citibank N.A., 3.65%, 01/23/24 (Call 12/23/23)	545	586,295
Citigroup Inc.
0.78%, 10/30/24 (Call 09/30/23), (SOFR + 0.686%)(b)	895	898,410
1.12%, 01/28/27 (Call 01/28/26)	95	94,221
1.46%, 06/09/27 (Call 06/09/26)	1,011	1,013,214
1.68%, 05/15/24 (Call 05/15/23)	413	421,475
2.56%, 05/01/32 (Call 05/01/31)	795	821,784
2.57%, 06/03/31 (Call 06/03/30)	1,493	1,546,061
2.67%, 01/29/31 (Call 01/29/30)	1,126	1,176,501
2.70%, 10/27/22 (Call 09/27/22)	703	722,143
2.98%, 11/05/30 (Call 11/05/29)	1,008	1,077,199
3.11%, 04/08/26 (Call 04/08/25)	1,608	1,722,313
3.20%, 10/21/26 (Call 07/21/26)	1,144	1,247,338
3.30%, 04/27/25	639	696,159
3.35%, 04/24/25 (Call 04/24/24), (3 mo. LIBOR US + 0.897%)(b)	1,488	1,588,693
3.40%, 05/01/26	1,165	1,282,269
3.52%, 10/27/28 (Call 10/27/27)	1,116	1,230,133
3.67%, 07/24/28 (Call 07/24/27)	1,249	1,388,126
3.70%, 01/12/26	865	960,496
3.75%, 06/16/24	236	256,539
3.88%, 10/25/23	435	468,412
3.88%, 01/24/39 (Call 01/22/38)	556	649,797
3.89%, 01/10/28 (Call 01/10/27)	709	791,953
3.98%, 03/20/30 (Call 03/20/29), (3 mo. LIBOR US + 1.338%)(b)	1,140	1,301,116
4.04%, 06/01/24 (Call 06/01/23)	729	774,796
4.08%, 04/23/29 (Call 04/23/28)	994	1,134,035
4.28%, 04/24/48 (Call 04/24/47)	406	512,969
4.41%, 03/31/31 (Call 03/31/30)	1,864	2,196,687
4.65%, 07/30/45	509	664,912
4.65%, 07/23/48 (Call 06/23/48)	1,008	1,341,860
5.32%, 03/26/41 (Call 03/26/40)	575	780,620
5.88%, 01/30/42	525	767,324
8.13%, 07/15/39	833	1,451,652
Comerica Inc.
3.70%, 07/31/23 (Call 07/01/23)	686	728,553
4.00%, 02/01/29 (Call 10/31/28)	510	591,386
Cooperatieve Rabobank U.A., 5.25%, 05/24/41	701	985,844
Cooperatieve Rabobank U.A./New York
2.75%, 01/10/23	750	776,692
3.38%, 05/21/25	530	581,309
Cooperatieve Rabobank UA/NY, 0.38%, 01/12/24	305	304,634
Credit Suisse AG/New York NY
0.50%, 02/02/24	30	29,931
1.00%, 05/05/23	345	348,702
2.95%, 04/09/25	875	939,951
3.63%, 09/09/24	1,075	1,169,406

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Fifth Third Bank NA
1.80%, 01/30/23 (Call 12/30/22)	$20	$20,434
2.25%, 02/01/27 (Call 01/01/27)	440	464,803
3.95%, 07/28/25 (Call 06/28/25)	495	556,761
First Republic Bank/CA, 1.91%, 02/12/24 (Call 02/12/23), (SOFR + 0.620%)(b)	310	316,296
Goldman Sachs Group Inc. (The)
0.48%, 01/27/23 (Call 01/27/22)	115	115,046
0.63%, 11/17/23 (Call 11/17/22), (SOFR + 0.538%)(b)	130	130,072
0.66%, 09/10/24 (Call 09/10/23)	100	99,969
0.67%, 03/08/24 (Call 03/08/23)	42	42,076
0.86%, 02/12/26 (Call 02/12/25), (SOFR + 0.609%)(b)	65	64,725
1.09%, 12/09/26 (Call 12/09/25)	550	546,353
1.43%, 03/09/27 (Call 03/09/26), (SOFR + 0.798%)(b)	1,565	1,572,230
1.54%, 09/10/27 (Call 09/10/26)	50	50,355
1.99%, 01/27/32 (Call 01/27/31)	1,059	1,044,619
2.38%, 07/21/32 (Call 07/21/31)	840	854,179
2.60%, 02/07/30 (Call 11/07/29)	894	937,091
2.62%, 04/22/32 (Call 04/22/31), (SOFR + 1.281%)(b)	1,410	1,462,071
2.91%, 07/21/42 (Call 07/21/41)	400	405,936
3.20%, 02/23/23 (Call 01/23/23)	254	264,406
3.21%, 04/22/42 (Call 04/22/41)	950	1,008,691
3.27%, 09/29/25 (Call 09/29/24), (3 mo. LIBOR US + 1.201%)(b)	1,065	1,141,829
3.50%, 01/23/25 (Call 10/23/24)	1,189	1,285,725
3.50%, 04/01/25 (Call 03/01/25)	1,478	1,606,793
3.50%, 11/16/26 (Call 11/16/25)	1,341	1,466,853
3.63%, 01/22/23(a)	859	900,095
3.63%, 02/20/24 (Call 01/20/24)	761	815,191
3.69%, 06/05/28 (Call 06/05/27)	1,175	1,310,818
3.75%, 05/22/25 (Call 02/22/25)	954	1,045,002
3.75%, 02/25/26 (Call 11/25/25)	745	825,736
3.80%, 03/15/30 (Call 12/15/29)	931	1,057,216
3.81%, 04/23/29 (Call 04/23/28)	586	660,035
3.85%, 07/08/24 (Call 04/08/24)(a)	1,145	1,241,718
3.85%, 01/26/27 (Call 01/26/26)	1,327	1,469,281
4.00%, 03/03/24	1,318	1,428,382
4.02%, 10/31/38 (Call 10/31/37)	963	1,141,049
4.22%, 05/01/29 (Call 05/01/28)	1,620	1,865,252
4.41%, 04/23/39 (Call 04/23/38)	755	928,348
4.75%, 10/21/45 (Call 04/21/45)	790	1,046,513
4.80%, 07/08/44 (Call 01/08/44)	801	1,057,232
6.13%, 02/15/33	543	746,625
6.25%, 02/01/41	952	1,427,219
HSBC Bank USA N.A., 7.00%, 01/15/39(a)	150	235,542
HSBC Holdings PLC
0.98%, 05/24/25 (Call 05/24/24)	605	606,549
1.59%, 05/24/27 (Call 05/24/26)	125	125,835
1.65%, 04/18/26 (Call 04/18/25)	1,878	1,906,433
2.01%, 09/22/28 (Call 09/22/27)	500	506,775
2.10%, 06/04/26 (Call 06/04/25)	500	515,790
2.36%, 08/18/31 (Call 08/18/30)	780	788,432
2.63%, 11/07/25 (Call 11/07/24)	600	629,076
2.80%, 05/24/32 (Call 05/24/31)	600	622,764
2.85%, 06/04/31 (Call 06/04/30)	85	89,348
3.03%, 11/22/23 (Call 11/22/22)	870	899,797
3.60%, 05/25/23	750	793,192
3.80%, 03/11/25 (Call 03/11/24)	1,150	1,235,870
3.90%, 05/25/26	1,285	1,431,760
Security	Par (000)	Value

Banks (continued)
3.95%, 05/18/24 (Call 05/18/23), (3 mo. LIBOR US + 0.987%)(b)	$655	$694,470
3.97%, 05/22/30 (Call 05/22/29)	968	1,091,391
4.04%, 03/13/28 (Call 03/13/27)	2,033	2,276,553
4.29%, 09/12/26 (Call 09/15/25)	855	954,197
4.30%, 03/08/26	1,642	1,859,499
4.58%, 06/19/29 (Call 06/19/28)	723	841,478
4.95%, 03/31/30	1,358	1,652,333
6.10%, 01/14/42	255	377,614
HSBC USA Inc., 3.50%, 06/23/24	505	545,562
Huntington National Bank (The)
1.80%, 02/03/23 (Call 01/03/23)(a)	15	15,315
2.50%, 08/07/22 (Call 07/07/22)	305	311,405
3.55%, 10/06/23 (Call 09/06/23)	255	271,667
ING Groep NV
2.73%, 04/01/32 (Call 04/01/31)	233	244,610
3.55%, 04/09/24(a)	280	301,496
3.95%, 03/29/27	870	984,431
4.05%, 04/09/29	560	648,334
4.10%, 10/02/23	692	745,028
4.55%, 10/02/28	760	901,086
JPMorgan Chase & Co.
0.56%, 02/16/25 (Call 02/16/24)	20	19,945
0.65%, 09/16/24 (Call 09/16/23)	15	15,044
0.70%, 03/16/24 (Call 03/16/23), (SOFR + 0.580%)(b)	59	59,225
0.97%, 06/23/25 (Call 06/23/24)	180	180,770
1.04%, 02/04/27 (Call 02/04/26)	140	138,622
1.05%, 11/19/26 (Call 11/19/25), (SOFR + 0.800%)(b)	90	89,462
1.51%, 06/01/24 (Call 06/01/23)	50	50,966
1.58%, 04/22/27 (Call 04/22/26), (SOFR + 0.885%)(b)	830	840,217
1.76%, 11/19/31 (Call 11/19/30), (SOFR +1.105%)(b)	55	53,510
1.95%, 02/04/32 (Call 02/04/31)	349	344,617
2.01%, 03/13/26 (Call 03/13/25)	350	362,705
2.07%, 06/01/29 (Call 06/01/28)	35	35,690
2.08%, 04/22/26 (Call 04/22/25)	1,190	1,235,160
2.18%, 06/01/28 (Call 06/01/27)	301	311,574
2.30%, 10/15/25 (Call 10/15/24)	400	417,376
2.52%, 04/22/31 (Call 04/22/30)(a)	790	822,153
2.53%, 11/19/41 (Call 11/19/40)	95	92,988
2.58%, 04/22/32 (Call 04/22/31)	655	681,809
2.70%, 05/18/23 (Call 03/18/23)	717	744,296
2.74%, 10/15/30 (Call 10/15/29)	815	863,134
2.95%, 10/01/26 (Call 07/01/26)	697	753,743
2.96%, 05/13/31 (Call 05/13/30), (SOFR + 2.515%)(b)	636	674,904
2.97%, 01/15/23 (Call 01/15/22)	460	465,713
3.11%, 04/22/41 (Call 04/22/40)	400	425,292
3.11%, 04/22/51 (Call 04/22/50)	558	582,100
3.13%, 01/23/25 (Call 10/23/24)	865	929,858
3.16%, 04/22/42 (Call 04/22/41)	550	585,266
3.20%, 01/25/23	923	962,984
3.20%, 06/15/26 (Call 03/15/26)	755	826,242
3.22%, 03/01/25 (Call 03/01/24), (3 mo. LIBOR US + 1.155%)(b)	800	849,480
3.25%, 09/23/22	860	889,378
3.30%, 04/01/26 (Call 01/01/26)(a)	693	760,172
3.33%, 04/22/52 (Call 04/22/51)	650	706,127
3.38%, 05/01/23	199	208,882
3.51%, 01/23/29 (Call 01/23/28)	250	277,510
3.54%, 05/01/28 (Call 05/01/27)(a)	838	928,571

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.56%, 04/23/24 (Call 04/23/23), (3 mo. LIBOR US + 0.730%)(b)	$797	$838,579
3.63%, 05/13/24	940	1,019,223
3.63%, 12/01/27 (Call 12/01/26)	252	277,676
3.70%, 05/06/30 (Call 05/06/29)	741	834,129
3.78%, 02/01/28 (Call 02/01/27)(a)	634	708,260
3.80%, 07/23/24 (Call 07/23/23)(a)	521	554,052
3.88%, 02/01/24	689	746,166
3.88%, 09/10/24	805	876,895
3.88%, 07/24/38 (Call 07/24/37)	646	756,808
3.90%, 07/15/25 (Call 04/15/25)(a)	662	733,940
3.90%, 01/23/49 (Call 01/23/48)	455	534,934
3.96%, 01/29/27 (Call 01/29/26)	60	67,046
3.96%, 11/15/48 (Call 11/15/47)	805	957,628
4.01%, 04/23/29 (Call 04/23/28)	605	689,742
4.02%, 12/05/24 (Call 12/05/23), (3 mo. LIBOR US + 1.000%)(b)	235	253,128
4.03%, 07/24/48 (Call 07/24/47)	378	450,096
4.13%, 12/15/26	460	523,351
4.20%, 07/23/29 (Call 07/23/28)	730	842,325
4.25%, 10/01/27	410	471,471
4.26%, 02/22/48 (Call 02/22/47)	483	595,858
4.45%, 12/05/29 (Call 12/05/28)(a)	620	728,804
4.49%, 03/24/31 (Call 03/24/30)	805	962,144
4.85%, 02/01/44	313	421,210
4.95%, 06/01/45	435	583,078
5.40%, 01/06/42	354	496,389
5.50%, 10/15/40	350	486,675
5.60%, 07/15/41	423	598,482
5.63%, 08/16/43	295	419,947
6.40%, 05/15/38	652	967,946
7.63%, 10/15/26	255	334,484
8.00%, 04/29/27	64	86,460
KeyBank N.A./Cleveland OH
0.42%, 01/03/24 (Call 01/03/23)	310	310,338
1.25%, 03/10/23	20	20,309
2.30%, 09/14/22	662	676,862
3.30%, 06/01/25	447	490,538
3.38%, 03/07/23	450	471,902
Lloyds Banking Group PLC
0.70%, 05/11/24 (Call 05/11/23), (1 year CMT + 0.550%)	15	15,053
1.63%, 05/11/27 (Call 05/11/26)	510	513,856
2.44%, 02/05/26 (Call 02/05/25)	700	732,963
2.91%, 11/07/23 (Call 11/07/22)	965	993,950
3.57%, 11/07/28 (Call 11/07/27)	835	919,101
3.75%, 01/11/27	675	750,175
3.87%, 07/09/25 (Call 07/09/24)	689	746,979
3.90%, 03/12/24	360	389,560
4.05%, 08/16/23	728	778,909
4.38%, 03/22/28	630	728,967
4.45%, 05/08/25	785	882,976
4.55%, 08/16/28	545	640,647
M&T Bank Corp., 3.55%, 07/26/23 (Call 06/26/23)(a)	497	527,496
Manufacturers & Traders Trust Co.
2.90%, 02/06/25 (Call 01/06/25)	275	295,169
3.40%, 08/17/27(a)	465	516,941
Mitsubishi UFJ Financial Group Inc.
0.85%, 09/15/24 (Call 09/15/23)	115	115,559
0.95%, 07/19/25 (Call 07/19/24)	200	201,122
1.41%, 07/17/25	815	827,315
Security	Par (000)	Value

Banks (continued)
1.54%, 07/20/27 (Call 07/20/26)	$200	$202,324
2.05%, 07/17/30	725	731,336
2.19%, 02/25/25	1,175	1,225,595
2.31%, 07/20/32 (Call 07/20/31)	200	203,844
2.56%, 02/25/30	649	681,826
2.76%, 09/13/26	310	332,004
2.80%, 07/18/24	400	423,692
3.20%, 07/18/29	695	760,810
3.29%, 07/25/27	627	695,888
3.41%, 03/07/24	688	736,972
3.46%, 03/02/23	243	254,824
3.68%, 02/22/27	707	793,466
3.74%, 03/07/29	815	926,427
3.75%, 07/18/39	700	810,768
3.76%, 07/26/23	363	386,780
3.78%, 03/02/25	274	301,403
3.85%, 03/01/26	505	567,014
3.96%, 03/02/28	537	614,849
4.05%, 09/11/28(a)	666	771,195
4.15%, 03/07/39(a)	351	426,655
4.29%, 07/26/38	185	227,441
Mizuho Financial Group Inc.
0.85%, 09/08/24 (Call 09/08/23)	500	502,660
1.23%, 05/22/27 (Call 05/22/26)	325	323,271
1.24%, 07/10/24 (Call 07/10/23), (SOFR + 1.252%)(b)	115	116,542
1.55%, 07/09/27 (Call 07/09/26)	700	707,427
1.98%, 09/08/31 (Call 09/08/30)(a)	215	213,256
2.17%, 05/22/32 (Call 05/22/31)	25	25,139
2.20%, 07/10/31 (Call 07/10/30)	260	262,577
2.23%, 05/25/26 (Call 05/25/25)	300	311,814
2.26%, 07/09/32 (Call 07/09/31)	700	704,984
2.56%, 09/13/25 (Call 09/13/24)	200	210,236
2.59%, 05/25/31 (Call 05/25/30)	250	259,733
2.60%, 09/11/22	481	493,261
2.84%, 09/13/26	220	237,316
2.87%, 09/13/30 (Call 09/13/29)	325	345,267
3.15%, 07/16/30 (Call 07/16/29)	265	288,044
3.17%, 09/11/27	286	313,459
3.55%, 03/05/23	280	294,123
3.66%, 02/28/27	647	722,660
3.92%, 09/11/24 (Call 09/11/23)	200	213,884
4.02%, 03/05/28	460	529,313
4.25%, 09/11/29 (Call 09/11/28)	300	348,315
Morgan Stanley
0.53%, 01/25/24 (Call 01/25/23), (SOFR + 0.455%)(b)	110	110,023
0.56%, 11/10/23 (Call 11/10/22), (SOFR + 0.466%)(b)	315	315,583
0.73%, 04/05/24 (Call 04/05/23), (SOFR + 0.610%)(b)	160	160,541
0.79%, 01/22/25 (Call 01/22/24)	100	100,170
0.79%, 05/30/25 (Call 05/30/24)	65	64,922
0.99%, 12/10/26 (Call 12/10/25)	1,525	1,508,149
1.51%, 07/20/27 (Call 07/20/26)	955	962,831
1.59%, 05/04/27 (Call 04/04/27), (SOFR + 0.879%)(b)	55	55,834
1.79%, 02/13/32 (Call 02/13/31)	630	612,732
1.93%, 04/28/32 (Call 01/28/32)	693	680,526
2.19%, 04/28/26 (Call 04/28/25), (SOFR + 1.990%)(b)	510	529,926
2.24%, 07/21/32 (Call 07/21/31)	500	504,095
2.70%, 01/22/31 (Call 01/22/30)	1,266	1,334,288
2.72%, 07/22/25 (Call 07/22/24)	1,308	1,376,945
2.80%, 01/25/52 (Call 07/25/51)	955	949,251
3.13%, 01/23/23	1,008	1,048,562

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.13%, 07/27/26	$1,438	$1,564,515
3.22%, 04/22/42 (Call 04/22/41)	90	96,671
3.59%, 07/22/28 (Call 07/22/27)(a)	1,500	1,671,405
3.62%, 04/01/31 (Call 04/01/30), (SOFR + 3.120%)(b)	58	65,258
3.63%, 01/20/27	1,511	1,687,923
3.70%, 10/23/24	1,558	1,701,040
3.74%, 04/24/24 (Call 04/24/23), (3 mo. LIBOR US + 0.847%)(b)	1,497	1,579,724
3.75%, 02/25/23	901	947,753
3.77%, 01/24/29 (Call 01/24/28)	1,115	1,255,390
3.88%, 01/27/26	1,949	2,185,628
3.97%, 07/22/38 (Call 07/22/37)	924	1,091,604
4.00%, 07/23/25	1,687	1,879,065
4.30%, 01/27/45	985	1,232,087
4.38%, 01/22/47	898	1,144,743
4.43%, 01/23/30 (Call 01/23/29)	550	646,800
4.46%, 04/22/39 (Call 04/22/38)	420	522,379
5.60%, 03/24/51 (Call 03/24/50)	994	1,502,650
6.25%, 08/09/26	628	779,693
6.38%, 07/24/42	790	1,226,988
7.25%, 04/01/32(a)	851	1,257,438
Series F, 3.88%, 04/29/24	1,651	1,795,248
Series I, 0.86%, 10/21/25 (Call 10/21/24), (SOFR + 0.745%)(b)	510	510,270
National Australia Bank Ltd./New York
1.88%, 12/13/22	605	618,885
2.50%, 07/12/26	605	650,012
2.88%, 04/12/23	335	349,609
3.00%, 01/20/23	390	405,600
3.38%, 01/14/26	380	421,116
3.63%, 06/20/23	20	21,253
National Bank of Canada
0.55%, 11/15/24 (Call 11/15/23)	530	528,961
0.90%, 08/15/23 (Call 08/15/22)	75	75,362
2.10%, 02/01/23	390	399,914
Northern Trust Corp.
1.95%, 05/01/30 (Call 02/01/30)(a)	370	379,446
2.38%, 08/02/22	353	360,501
3.15%, 05/03/29 (Call 02/03/29)	525	585,989
3.65%, 08/03/28 (Call 05/03/28)	145	165,858
3.95%, 10/30/25	470	532,928
PNC Bank N.A.
2.70%, 11/01/22 (Call 10/01/22)	705	725,233
2.70%, 10/22/29	390	418,700
2.95%, 01/30/23 (Call 12/30/22)	425	440,496
2.95%, 02/23/25 (Call 01/23/25)	270	290,804
3.10%, 10/25/27 (Call 09/25/27)	275	303,927
3.25%, 06/01/25 (Call 05/02/25)	150	163,692
3.25%, 01/22/28 (Call 12/23/27)	120	133,868
3.30%, 10/30/24 (Call 09/30/24)	440	477,382
3.80%, 07/25/23 (Call 06/25/23)	275	292,427
4.05%, 07/26/28	585	682,964
4.20%, 11/01/25 (Call 10/01/25)	270	307,117
PNC Financial Services Group Inc. (The)
2.20%, 11/01/24 (Call 10/02/24)	416	437,054
2.31%, 04/23/32 (Call 04/23/31)(a)	708	734,366
2.55%, 01/22/30 (Call 10/24/29)	985	1,044,474
2.60%, 07/23/26 (Call 05/24/26)	605	649,437
2.85%, 11/09/22(c)	453	467,994
3.15%, 05/19/27 (Call 04/19/27)	530	584,071
Security	Par (000)	Value

Banks (continued)
3.45%, 04/23/29 (Call 01/23/29)	$631	$711,901
3.50%, 01/23/24 (Call 12/24/23)(a)	645	691,988
3.90%, 04/29/24 (Call 03/29/24)	402	436,206
Royal Bank of Canada
0.43%, 01/19/24	130	130,053
0.50%, 10/26/23	581	582,360
0.65%, 07/29/24	1,000	1,001,290
1.15%, 06/10/25	620	626,107
1.15%, 07/14/26	1,500	1,502,595
1.20%, 04/27/26	835	838,240
1.60%, 04/17/23	515	526,459
1.95%, 01/17/23	654	669,984
2.25%, 11/01/24	706	740,022
2.55%, 07/16/24	170	179,632
3.70%, 10/05/23	1,134	1,214,060
4.65%, 01/27/26	293	336,587
Santander UK PLC, 4.00%, 03/13/24(a)	1,360	1,481,448
State Street Corp.
2.20%, 03/03/31	505	518,458
2.35%, 11/01/25 (Call 11/01/24)	358	377,525
2.40%, 01/24/30	400	424,904
2.65%, 05/19/26	350	377,552
3.03%, 11/01/34 (Call 11/01/29)	215	231,727
3.10%, 05/15/23	481	504,454
3.30%, 12/16/24	593	645,558
3.55%, 08/18/25	647	717,698
3.70%, 11/20/23	874	942,224
3.78%, 12/03/24 (Call 12/03/23)	155	166,906
4.14%, 12/03/29 (Call 12/03/28)(a)	315	372,916
Sumitomo Mitsui Banking Corp.
3.95%, 07/19/23	495	530,195
3.95%, 01/10/24(a)	285	309,102
Sumitomo Mitsui Financial Group Inc.
1.47%, 07/08/25	275	279,417
2.13%, 07/08/30	860	872,676
2.30%, 01/12/41	250	238,403
2.35%, 01/15/25	815	854,063
2.45%, 09/27/24	67	70,424
2.63%, 07/14/26	914	974,086
2.70%, 07/16/24	245	258,708
2.72%, 09/27/29	300	318,018
2.75%, 01/15/30	780	828,508
2.78%, 10/18/22	525	540,781
3.01%, 10/19/26	750	815,572
3.04%, 07/16/29(a)	1,034	1,118,416
3.10%, 01/17/23	506	526,609
3.35%, 10/18/27	410	454,055
3.36%, 07/12/27	844	934,975
3.45%, 01/11/27	837	928,543
3.54%, 01/17/28(a)	435	487,431
3.75%, 07/19/23	515	548,568
3.78%, 03/09/26	309	346,037
3.94%, 10/16/23	379	407,899
3.94%, 07/19/28	216	247,793
4.31%, 10/16/28(a)	215	252,425
Svenska Handelsbanken AB, 3.90%, 11/20/23	260	281,304
Toronto-Dominion Bank (The)
0.25%, 01/06/23	150	149,972
0.30%, 06/02/23	25	24,991
0.45%, 09/11/23(a)	290	290,412

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
0.55%, 03/04/24	$30	$30,048
0.75%, 06/12/23	140	141,091
0.75%, 09/11/25	547	544,227
0.75%, 01/06/26(a)	817	810,995
1.15%, 06/12/25(a)	589	596,792
1.90%, 12/01/22	717	732,882
2.65%, 06/12/24	675	714,879
3.25%, 03/11/24	666	713,279
3.50%, 07/19/23	893	948,491
3.63%, 09/15/31 (Call 09/15/26)	787	878,166
Toronto-Dominion Bank. (The), 1.20%, 06/03/26	500	504,895
Truist Bank
1.25%, 03/09/23 (Call 02/09/23)	225	228,339
1.50%, 03/10/25 (Call 02/10/25)	90	92,563
2.15%, 12/06/24 (Call 11/06/24)	50	52,386
2.25%, 03/11/30 (Call 12/11/29)(a)	480	495,259
2.45%, 08/01/22 (Call 07/01/22)(a)	540	550,876
2.64%, 09/17/29 (Call 09/17/24)	165	173,003
2.75%, 05/01/23 (Call 04/01/23)	256	266,614
3.00%, 02/02/23 (Call 01/02/23)	234	243,086
3.20%, 04/01/24 (Call 03/01/24)	433	463,137
3.63%, 09/16/25 (Call 08/16/25)	685	757,528
3.69%, 08/02/24 (Call 08/02/23)(a)	270	287,677
3.80%, 10/30/26 (Call 09/30/26)	300	338,277
4.05%, 11/03/25 (Call 09/03/25)	164	185,186
Truist Financial Corp.
1.13%, 08/03/27 (Call 06/03/27)(a)	380	376,261
1.20%, 08/05/25 (Call 07/03/25)(a)	120	121,949
1.27%, 03/02/27 (Call 03/02/26)	850	854,437
1.89%, 06/07/29 (Call 06/07/28)	500	508,195
1.95%, 06/05/30 (Call 03/05/30)(a)	458	467,554
2.20%, 03/16/23 (Call 02/13/23)	503	517,798
2.50%, 08/01/24 (Call 07/01/24)	430	454,123
2.85%, 10/26/24 (Call 09/26/24)	880	942,471
3.70%, 06/05/25 (Call 05/05/25)	350	387,685
3.75%, 12/06/23 (Call 11/06/23)	190	204,176
3.88%, 03/19/29 (Call 02/19/29)	383	440,653
4.00%, 05/01/25 (Call 03/01/25)	492	547,980
U.S. Bancorp.
1.38%, 07/22/30 (Call 04/22/30)(a)	575	560,907
1.45%, 05/12/25 (Call 04/12/25)	779	799,246
2.40%, 07/30/24 (Call 06/30/24)	837	881,930
3.00%, 07/30/29 (Call 04/30/29)	402	439,261
3.10%, 04/27/26 (Call 03/27/26)	598	654,457
3.38%, 02/05/24 (Call 01/05/24)	586	627,676
3.60%, 09/11/24 (Call 08/11/24)	727	790,976
3.70%, 01/30/24 (Call 12/29/23)	342	368,652
3.90%, 04/26/28 (Call 03/26/28)	615	713,787
3.95%, 11/17/25 (Call 10/17/25)	450	508,068
Series V, 2.38%, 07/22/26 (Call 06/22/26)	774	824,349
Series X, 3.15%, 04/27/27 (Call 03/27/27)	694	768,140
U.S. Bank N.A./Cincinnati OH
1.95%, 01/09/23 (Call 12/09/22)	20	20,467
2.05%, 01/21/25 (Call 12/21/24)	95	99,245
2.80%, 01/27/25 (Call 12/27/24)	464	497,904
3.40%, 07/24/23 (Call 06/23/23)(a)	485	513,348
Wachovia Corp., 5.50%, 08/01/35	340	449,592
Wells Fargo & Co.
1.65%, 06/02/24 (Call 06/02/23)	1,140	1,164,704
2.16%, 02/11/26 (Call 02/11/25)	1,080	1,124,852
Security	Par (000)	Value

Banks (continued)
2.19%, 04/30/26 (Call 04/29/25)	$900	$937,872
2.39%, 06/02/28 (Call 06/02/27)	865	905,672
2.41%, 10/30/25 (Call 10/30/24)	470	491,404
2.57%, 02/11/31 (Call 02/11/30)	1,135	1,188,186
2.88%, 10/30/30 (Call 10/30/29)	1,320	1,410,050
3.00%, 02/19/25	1,107	1,185,442
3.00%, 04/22/26	1,349	1,463,274
3.00%, 10/23/26	1,205	1,307,473
3.07%, 04/30/41 (Call 04/29/40)	638	671,163
3.20%, 06/17/27 (Call 06/17/26)	1,207	1,312,697
3.30%, 09/09/24	990	1,067,467
3.55%, 09/29/25	858	946,117
3.58%, 05/22/28 (Call 05/22/27)	1,164	1,291,947
3.75%, 01/24/24 (Call 12/24/23)	914	982,495
3.90%, 05/01/45	635	758,539
4.10%, 06/03/26	834	939,868
4.13%, 08/15/23	391	419,453
4.15%, 01/24/29 (Call 10/24/28)	1,075	1,244,990
4.30%, 07/22/27	971	1,115,679
4.40%, 06/14/46	850	1,044,879
4.48%, 01/16/24	231	252,349
4.48%, 04/04/31 (Call 04/04/30)	1,036	1,238,352
4.65%, 11/04/44	857	1,076,718
4.75%, 12/07/46(a)	861	1,107,444
4.90%, 11/17/45	793	1,033,223
5.01%, 04/04/51 (Call 04/04/50)	1,337	1,870,369
5.38%, 11/02/43	805	1,097,143
5.61%, 01/15/44	630	880,488
Series M, 3.45%, 02/13/23	936	979,721
Wells Fargo Bank N.A.
3.55%, 08/14/23 (Call 07/14/23)	701	745,233
5.85%, 02/01/37	275	382,872
5.95%, 08/26/36	650	909,311
6.60%, 01/15/38	348	518,826
Westpac Banking Corp.
1.15%, 06/03/26	200	201,916
2.00%, 01/13/23	310	317,784
2.15%, 06/03/31	445	458,074
2.35%, 02/19/25	368	388,564
2.65%, 01/16/30	265	288,270
2.70%, 08/19/26	530	574,165
2.75%, 01/11/23	839	869,288
2.85%, 05/13/26	600	652,980
3.30%, 02/26/24	781	837,451
3.35%, 03/08/27	500	557,480
3.40%, 01/25/28(a)	575	648,611
3.65%, 05/15/23	528	559,353
		383,835,551
Beverages — 2.4%
Brown-Forman Corp., 4.50%, 07/15/45 (Call 01/15/45)	290	380,518
Coca-Cola Co. (The)
1.00%, 03/15/28 (Call 01/15/28)	100	98,450
1.38%, 03/15/31 (Call 12/15/30)	919	893,222
1.45%, 06/01/27(a)	350	357,249
1.50%, 03/05/28	276	280,513
1.65%, 06/01/30	805	805,330
1.75%, 09/06/24	394	409,752
2.00%, 03/05/31(a)	270	277,511
2.13%, 09/06/29	598	626,453
2.25%, 01/05/32	460	480,442

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
2.50%, 06/01/40	$434	$441,283
2.50%, 03/15/51 (Call 09/15/50)	608	593,809
2.60%, 06/01/50	670	668,807
2.75%, 06/01/60	522	533,844
2.88%, 05/05/41	300	319,077
2.90%, 05/25/27	494	543,672
3.00%, 03/05/51	644	693,305
3.38%, 03/25/27	366	411,860
3.45%, 03/25/30(a)	550	629,777
4.20%, 03/25/50	100	129,342
Coca-Cola Femsa SAB de CV
1.85%, 09/01/32 (Call 06/01/32)	150	146,489
5.25%, 11/26/43	370	507,581
Diageo Capital PLC
1.38%, 09/29/25 (Call 08/29/25)	405	413,092
2.00%, 04/29/30 (Call 01/29/30)	510	518,293
2.13%, 10/24/24 (Call 09/24/24)	500	523,845
2.13%, 04/29/32 (Call 01/29/32)	375	382,823
2.38%, 10/24/29 (Call 07/24/29)	390	410,198
2.63%, 04/29/23 (Call 01/29/23)	845	874,017
3.88%, 04/29/43 (Call 10/29/42)(a)	281	338,287
5.88%, 09/30/36	329	476,320
Diageo Investment Corp., 4.25%, 05/11/42	248	309,502
Fomento Economico Mexicano SAB de CV, 3.50%, 01/16/50 (Call 07/16/49)	930	994,142
PepsiCo Inc.
0.40%, 10/07/23	215	215,486
0.75%, 05/01/23	512	516,536
1.40%, 02/25/31 (Call 11/25/30)(a)	605	596,119
1.63%, 05/01/30 (Call 02/01/30)	495	496,351
2.25%, 03/19/25 (Call 02/19/25)	794	837,138
2.38%, 10/06/26 (Call 07/06/26)	202	216,740
2.63%, 03/19/27 (Call 01/19/27)	220	238,126
2.63%, 07/29/29 (Call 04/29/29)	468	507,003
2.75%, 03/01/23	815	847,624
2.75%, 04/30/25 (Call 01/30/25)	642	688,840
2.75%, 03/19/30 (Call 12/19/29)	732	798,846
2.85%, 02/24/26 (Call 11/24/25)	547	593,068
2.88%, 10/15/49 (Call 04/15/49)	495	522,260
3.00%, 10/15/27 (Call 07/15/27)	243	269,088
3.38%, 07/29/49 (Call 01/29/49)	498	568,850
3.45%, 10/06/46 (Call 04/06/46)	481	551,010
3.50%, 07/17/25 (Call 04/17/25)	386	425,526
3.50%, 03/19/40 (Call 09/19/39)	400	464,596
3.60%, 03/01/24 (Call 12/01/23)	531	570,735
3.60%, 08/13/42	258	304,035
3.63%, 03/19/50 (Call 09/19/49)	659	788,533
3.88%, 03/19/60 (Call 09/19/59)	367	467,921
4.00%, 03/05/42	437	542,068
4.00%, 05/02/47 (Call 11/02/46)	363	452,087
4.25%, 10/22/44 (Call 04/22/44)	273	346,546
4.45%, 04/14/46 (Call 10/14/45)(a)	568	748,505
4.60%, 07/17/45 (Call 01/17/45)	260	346,546
5.50%, 01/15/40	50	71,517
7.00%, 03/01/29(a)	50	70,600
		29,531,105
Chemicals — 0.6%
Air Products and Chemicals Inc.
1.50%, 10/15/25 (Call 09/15/25)	415	426,570
1.85%, 05/15/27 (Call 03/15/27)(a)	386	400,861
Security	Par (000)	Value

Chemicals (continued)
2.05%, 05/15/30 (Call 02/15/30)	$450	$465,930
2.70%, 05/15/40 (Call 11/15/39)	392	409,479
2.80%, 05/15/50 (Call 11/15/49)	453	467,414
Ecolab Inc.
1.30%, 01/30/31 (Call 10/30/30)(a)	320	310,208
2.13%, 08/15/50 (Call 02/15/50)	250	231,043
2.38%, 08/10/22 (Call 07/10/22)	442	450,716
2.70%, 11/01/26 (Call 08/01/26)	285	307,068
3.25%, 12/01/27 (Call 09/01/27)(a)	257	285,925
3.95%, 12/01/47 (Call 06/01/47)	265	328,783
4.80%, 03/24/30 (Call 12/24/29)	357	443,337
EI du Pont de Nemours and Co.
1.70%, 07/15/25 (Call 06/15/25)	138	142,266
2.30%, 07/15/30 (Call 04/15/30)	277	288,767
Linde Inc./CT
1.10%, 08/10/30 (Call 05/10/30)	560	536,222
2.20%, 08/15/22 (Call 05/15/22)	432	438,787
2.70%, 02/21/23 (Call 11/21/22)(a)	348	358,879
3.20%, 01/30/26 (Call 10/30/25)(a)	396	435,271
3.55%, 11/07/42 (Call 05/07/42)(a)	92	109,053
PPG Industries Inc.
1.20%, 03/15/26 (Call 02/15/26)	90	90,468
3.75%, 03/15/28 (Call 12/15/27)	558	637,370
		7,564,417
Commercial Services — 0.8%
American University (The), Series 2019, 3.67%, 04/01/49	93	109,120
Automatic Data Processing Inc.
1.25%, 09/01/30 (Call 06/01/30)	591	572,395
1.70%, 05/15/28 (Call 03/15/28)	255	260,633
3.38%, 09/15/25 (Call 06/15/25)	766	842,654
Brown University in Providence in the State of Rhode Island and Providence Plant, Series A, 2.92%, 09/01/50 (Call 03/01/50)(a)	140	152,499
California Institute of Technology, 3.65%, 09/01/2119 (Call 03/01/2119)	185	219,009
Cintas Corp. No. 2, 3.70%, 04/01/27 (Call 01/01/27)	343	385,611
Duke University, Series 2020, 2.83%, 10/01/55	125	132,880
Ford Foundation (The), Series 2020, 2.82%, 06/01/70 (Call 12/01/69)	65	67,617
George Washington University (The), Series 2018, 4.13%, 09/15/48 (Call 03/15/48)	136	172,237
Leland Stanford Junior University (The), 3.65%, 05/01/48 (Call 11/01/47)	394	487,701
Massachusetts Institute of Technology
3.89%, 07/01/2116	288	371,431
4.68%, 07/01/2114(a)	240	372,036
5.60%, 07/01/2111(a)	283	506,123
Northwestern University, 4.64%, 12/01/44	254	344,350
Novant Health Inc., 3.17%, 11/01/51 (Call 05/01/51)	21	22,911
PayPal Holdings Inc.
1.35%, 06/01/23	150	152,793
1.65%, 06/01/25 (Call 05/01/25)	10	10,294
2.65%, 10/01/26 (Call 08/01/26)(a)	25	26,947
2.85%, 10/01/29 (Call 07/01/29)	5	5,448
3.25%, 06/01/50 (Call 12/01/49)	300	333,567
President and Fellows of Harvard College
2.52%, 10/15/50 (Call 04/15/50)	261	266,541
3.15%, 07/15/46 (Call 01/15/46)	334	380,376
3.30%, 07/15/56 (Call 01/15/56)	260	310,216

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
Rockefeller Foundation (The), Series 2020, 2.49%, 10/01/50 (Call 04/01/50)	$50	$50,287
S&P Global Inc.
2.30%, 08/15/60 (Call 02/15/60)(a)	343	305,112
2.50%, 12/01/29 (Call 09/01/29)(a)	420	448,392
2.95%, 01/22/27 (Call 10/22/26)	223	242,854
3.25%, 12/01/49 (Call 06/01/49)	264	291,841
4.00%, 06/15/25 (Call 03/15/25)	447	498,199
Trustees of Princeton University (The)
5.70%, 03/01/39	214	318,370
Series 2020, 2.52%, 07/01/50 (Call 01/01/50)	179	182,573
University of Southern California, 3.03%, 10/01/39	409	447,237
Yale University
Series 2020, 0.87%, 04/15/25 (Call 03/15/25)	38	38,276
Series 2020, 1.48%, 04/15/30 (Call 01/15/30)	210	210,496
Series 2020, 2.40%, 04/15/50 (Call 10/15/49)	55	54,726
		9,593,752
Computers — 4.3%
Apple Inc.
0.55%, 08/20/25 (Call 07/20/25)	105	104,238
0.70%, 02/08/26 (Call 01/08/26)	305	303,487
0.75%, 05/11/23	33	33,281
1.13%, 05/11/25 (Call 04/11/25)	1,192	1,207,997
1.20%, 02/08/28 (Call 12/08/27)	1,068	1,059,563
1.25%, 08/20/30 (Call 05/20/30)	105	101,791
1.40%, 08/05/28 (Call 06/05/28)	600	600,642
1.65%, 05/11/30 (Call 02/11/30)	943	946,367
1.65%, 02/08/31 (Call 11/08/30)	870	866,816
1.70%, 09/11/22	222	225,692
1.70%, 08/05/31 (Call 05/05/31)	600	598,368
1.80%, 09/11/24 (Call 08/11/24)	346	359,238
2.05%, 09/11/26 (Call 07/11/26)	715	751,000
2.10%, 09/12/22 (Call 08/12/22)	223	227,308
2.20%, 09/11/29 (Call 06/11/29)(a)	632	661,988
2.38%, 02/08/41 (Call 08/08/40)	675	664,274
2.40%, 01/13/23 (Call 12/13/22)	265	272,844
2.40%, 05/03/23	1,722	1,785,473
2.40%, 08/20/50 (Call 06/20/50)	620	587,537
2.45%, 08/04/26 (Call 05/04/26)	1,110	1,187,178
2.50%, 02/09/25	706	749,080
2.55%, 08/20/60 (Call 02/20/60)	695	655,517
2.65%, 05/11/50 (Call 11/11/49)	872	865,556
2.65%, 02/08/51 (Call 08/08/50)	722	718,484
2.70%, 08/05/51 (Call 02/05/51)	285	285,599
2.75%, 01/13/25 (Call 11/13/24)(a)	902	963,967
2.80%, 02/08/61 (Call 02/08/60)	550	545,875
2.85%, 02/23/23 (Call 12/23/22)	661	684,981
2.85%, 05/11/24 (Call 03/11/24)	798	847,548
2.85%, 08/05/61 (Call 02/05/61)	200	199,974
2.90%, 09/12/27 (Call 06/12/27)	805	882,586
2.95%, 09/11/49 (Call 03/11/49)	610	638,890
3.00%, 02/09/24 (Call 12/09/23)	728	772,110
3.00%, 06/20/27 (Call 03/20/27)	476	525,951
3.00%, 11/13/27 (Call 08/13/27)	609	670,765
3.20%, 05/13/25	783	854,065
3.20%, 05/11/27 (Call 02/11/27)	972	1,078,279
3.25%, 02/23/26 (Call 11/23/25)	1,256	1,381,073
3.35%, 02/09/27 (Call 11/09/26)	918	1,023,230
3.45%, 05/06/24	1,116	1,206,474
3.45%, 02/09/45	824	936,369
Security	Par (000)	Value

Computers (continued)
3.75%, 09/12/47 (Call 03/12/47)	$435	$515,362
3.75%, 11/13/47 (Call 05/13/47)	532	630,867
3.85%, 05/04/43	1,204	1,452,265
3.85%, 08/04/46 (Call 02/04/46)	840	1,007,798
4.25%, 02/09/47 (Call 08/09/46)	428	543,414
4.38%, 05/13/45	825	1,058,690
4.45%, 05/06/44	409	536,481
4.50%, 02/23/36 (Call 08/23/35)	608	779,796
4.65%, 02/23/46 (Call 08/23/45)	1,607	2,145,281
International Business Machines Corp.
1.70%, 05/15/27 (Call 03/15/27)	10	10,219
1.88%, 08/01/22	795	807,911
1.95%, 05/15/30 (Call 02/15/30)	395	397,757
2.85%, 05/15/40 (Call 11/15/39)	258	266,346
2.88%, 11/09/22	889	918,159
2.95%, 05/15/50 (Call 11/15/49)(a)	355	363,843
3.00%, 05/15/24	1,363	1,452,835
3.30%, 05/15/26	1,030	1,138,191
3.30%, 01/27/27	440	486,565
3.38%, 08/01/23(a)	636	674,503
3.45%, 02/19/26(a)	783	867,400
3.50%, 05/15/29	180	202,534
3.63%, 02/12/24	1,022	1,100,643
4.00%, 06/20/42	500	594,265
4.15%, 05/15/39	943	1,138,899
4.25%, 05/15/49	1,265	1,587,588
4.70%, 02/19/46	345	457,080
5.60%, 11/30/39	389	553,777
5.88%, 11/29/32	537	740,110
7.00%, 10/30/25(a)	499	624,508
		52,084,542
Cosmetics & Personal Care — 1.1%
Colgate-Palmolive Co.
1.95%, 02/01/23	383	392,874
3.25%, 03/15/24	102	109,431
3.70%, 08/01/47 (Call 02/01/47)	258	319,211
4.00%, 08/15/45	292	375,582
Estee Lauder Companies Inc. (The)
1.95%, 03/15/31 (Call 12/15/30)	40	40,790
2.00%, 12/01/24 (Call 11/01/24)	447	467,513
2.38%, 12/01/29 (Call 09/01/29)	510	540,891
2.60%, 04/15/30 (Call 01/15/30)	90	96,494
3.13%, 12/01/49 (Call 06/01/49)	244	271,616
3.15%, 03/15/27 (Call 12/15/26)	488	540,050
4.15%, 03/15/47 (Call 09/15/46)	280	358,014
Procter & Gamble Co. (The)
0.55%, 10/29/25	360	358,034
1.00%, 04/23/26	345	348,716
1.20%, 10/29/30	595	576,490
1.95%, 04/23/31	600	620,316
2.15%, 08/11/22	848	865,062
2.45%, 11/03/26(a)	561	604,724
2.70%, 02/02/26	649	703,217
2.80%, 03/25/27	272	296,855
2.85%, 08/11/27	543	597,745
3.00%, 03/25/30	730	814,081
3.10%, 08/15/23	570	602,404
3.55%, 03/25/40	35	42,015
Unilever Capital Corp.
0.38%, 09/14/23	30	30,063

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Cosmetics & Personal Care (continued)
2.00%, 07/28/26	$225	$236,495
2.13%, 09/06/29 (Call 06/06/29)	15	15,682
2.60%, 05/05/24 (Call 03/05/24)	660	696,656
2.90%, 05/05/27 (Call 02/05/27)	300	327,579
3.10%, 07/30/25(a)	275	300,130
3.25%, 03/07/24 (Call 02/07/24)	548	586,157
3.50%, 03/22/28 (Call 12/22/27)	250	283,255
5.90%, 11/15/32	633	886,282
		13,304,424
Distribution & Wholesale — 0.1%
WW Grainger Inc.
1.85%, 02/15/25 (Call 01/15/25)	459	476,033
4.60%, 06/15/45 (Call 12/15/44)(a)	532	703,932
		1,179,965
Diversified Financial Services — 3.5%
American Express Co.
2.50%, 08/01/22 (Call 07/01/22)	992	1,012,405
2.50%, 07/30/24 (Call 06/29/24)	810	854,923
2.65%, 12/02/22	810	835,709
3.00%, 10/30/24 (Call 09/29/24)	994	1,065,558
3.13%, 05/20/26 (Call 04/20/26)	620	680,493
3.40%, 02/27/23 (Call 01/27/23)	961	1,004,822
3.40%, 02/22/24 (Call 01/22/24)	785	839,251
3.63%, 12/05/24 (Call 11/04/24)	461	504,717
3.70%, 08/03/23 (Call 07/03/23)	985	1,048,050
4.05%, 12/03/42	534	656,606
4.20%, 11/06/25 (Call 10/06/25)	250	284,258
American Express Credit Corp., 3.30%, 05/03/27 (Call 04/03/27)	819	911,572
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 06/15/26)	390	422,253
3.00%, 04/02/25 (Call 03/02/25)	220	236,350
3.70%, 10/15/24	475	520,662
4.00%, 10/15/23	529	570,489
Brookfield Finance I UK PLC, 2.34%, 01/30/32 (Call 10/30/31)	195	196,993
Brookfield Finance Inc.
2.72%, 04/15/31 (Call 01/15/31)	95	99,822
3.50%, 03/30/51 (Call 09/30/50)	147	156,208
3.90%, 01/25/28 (Call 10/25/27)	481	544,535
4.00%, 04/01/24 (Call 02/01/24)	80	86,614
4.25%, 06/02/26 (Call 03/02/26)	171	193,738
4.35%, 04/15/30 (Call 01/15/30)	486	571,196
4.70%, 09/20/47 (Call 03/20/47)	417	522,084
4.85%, 03/29/29 (Call 12/29/28)(a)	480	575,976
Brookfield Finance LLC, 3.45%, 04/15/50 (Call 10/15/49)	424	446,531
Cboe Global Markets Inc.
1.63%, 12/15/30 (Call 09/15/30)	275	269,833
3.65%, 01/12/27 (Call 10/12/26)	444	497,511
Charles Schwab Corp. (The)
0.75%, 03/18/24 (Call 02/18/24)	72	72,580
0.90%, 03/11/26 (Call 02/11/26)	406	406,037
1.15%, 05/13/26 (Call 04/13/26)	300	302,847
1.65%, 03/11/31 (Call 12/11/30)(a)	455	449,822
2.00%, 03/20/28 (Call 01/20/28)	36	37,412
2.30%, 05/13/31 (Call 02/13/31)(a)	425	442,833
2.65%, 01/25/23 (Call 12/25/22)	518	535,130
3.20%, 03/02/27 (Call 12/02/26)	510	562,938
3.20%, 01/25/28 (Call 10/25/27)	375	416,944
Security	Par (000)	Value

Diversified Financial Services (continued)
3.25%, 05/22/29 (Call 02/22/29)(a)	$316	$352,530
3.55%, 02/01/24 (Call 01/01/24)	339	364,632
3.85%, 05/21/25 (Call 03/21/25)	556	617,488
4.00%, 02/01/29 (Call 11/01/28)	462	538,447
4.20%, 03/24/25 (Call 02/22/25)	273	305,916
4.63%, 03/22/30 (Call 12/22/29)	256	316,088
CME Group Inc.
3.00%, 09/15/22	814	838,485
3.00%, 03/15/25 (Call 12/15/24)	179	193,021
3.75%, 06/15/28 (Call 03/15/28)	257	295,961
4.15%, 06/15/48 (Call 12/15/47)	305	408,063
5.30%, 09/15/43 (Call 03/15/43)(a)	397	582,510
Credit Suisse USA Inc., 7.13%, 07/15/32(a)	516	753,809
Franklin Resources Inc., 1.60%, 10/30/30 (Call 07/30/30)	220	215,285
Invesco Finance PLC
3.13%, 11/30/22	420	435,070
3.75%, 01/15/26(a)	132	146,655
4.00%, 01/30/24	367	397,094
Legg Mason Inc., 5.63%, 01/15/44	328	467,328
Mastercard Inc.
1.90%, 03/15/31 (Call 12/15/30)	115	118,445
2.00%, 03/03/25 (Call 02/03/25)	298	312,215
2.95%, 11/21/26 (Call 08/21/26)	626	686,878
2.95%, 06/01/29 (Call 03/01/29)	701	776,974
2.95%, 03/15/51 (Call 09/15/50)	293	311,925
3.30%, 03/26/27 (Call 01/26/27)	618	690,133
3.35%, 03/26/30 (Call 12/26/29)	652	746,331
3.38%, 04/01/24	179	192,908
3.50%, 02/26/28 (Call 11/26/27)	145	164,856
3.65%, 06/01/49 (Call 12/01/48)	530	629,587
3.80%, 11/21/46 (Call 05/21/46)	281	339,766
3.85%, 03/26/50 (Call 09/26/49)	601	742,776
3.95%, 02/26/48 (Call 08/26/47)	290	358,782
ORIX Corp.
2.25%, 03/09/31	40	40,971
3.25%, 12/04/24	351	378,845
3.70%, 07/18/27	390	439,705
4.05%, 01/16/24	54	58,491
Visa Inc.
0.75%, 08/15/27 (Call 06/15/27)	197	194,248
1.10%, 02/15/31 (Call 11/15/30)(a)	490	469,660
1.90%, 04/15/27 (Call 02/15/27)	859	896,229
2.00%, 08/15/50 (Call 02/15/50)	738	660,709
2.05%, 04/15/30 (Call 01/15/30)	706	734,014
2.15%, 09/15/22 (Call 08/15/22)	165	168,331
2.70%, 04/15/40 (Call 10/15/39)	536	562,859
2.75%, 09/15/27 (Call 06/15/27)	317	346,231
2.80%, 12/14/22 (Call 10/14/22)	924	952,746
3.15%, 12/14/25 (Call 09/14/25)	774	848,908
3.65%, 09/15/47 (Call 03/15/47)	388	461,697
4.15%, 12/14/35 (Call 06/14/35)	717	896,228
4.30%, 12/14/45 (Call 06/14/45)	1,596	2,068,592
		42,314,124
Electric — 5.9%
AEP Transmission Co. LLC
3.75%, 12/01/47 (Call 06/01/47)	305	358,622
Series M, 3.65%, 04/01/50 (Call 10/01/49)(a)	315	369,854
Alabama Power Co.
3.13%, 07/15/51 (Call 01/15/51)	50	53,202
3.45%, 10/01/49 (Call 04/01/49)	290	325,160

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Electric (continued)
3.75%, 03/01/45 (Call 09/01/44)	$405	$469,099
6.00%, 03/01/39	262	379,436
Series 20-A, 1.45%, 09/15/30 (Call 06/15/30)	200	194,882
Series A, 4.30%, 07/15/48 (Call 01/15/48)(a)	307	389,577
Series B, 3.70%, 12/01/47 (Call 06/01/47)	364	423,288
Ameren Illinois Co.
3.70%, 12/01/47 (Call 06/01/47)	231	272,344
4.50%, 03/15/49 (Call 09/15/48)	250	329,685
Appalachian Power Co.
7.00%, 04/01/38	265	404,636
Series AA, 2.70%, 04/01/31 (Call 01/01/31)(a)	279	293,648
Series Z, 3.70%, 05/01/50 (Call 11/01/49)(a)	80	91,226
Arizona Public Service Co., 3.35%, 05/15/50 (Call 11/15/49)	141	154,948
Baltimore Gas & Electric Co., 3.50%, 08/15/46 (Call 02/15/46)	320	362,042
(Baltimore Gas and Electric Co., 2.25%, 06/15/31 (Call 03/15/31)	140	144,333
Berkshire Hathaway Energy Co.
1.65%, 05/15/31 (Call 02/15/31)	640	627,424
2.85%, 05/15/51 (Call 11/15/50)	685	681,705
3.25%, 04/15/28 (Call 01/15/28)	249	276,958
3.70%, 07/15/30 (Call 04/15/30)	160	183,707
3.75%, 11/15/23 (Call 08/15/23)	156	166,610
3.80%, 07/15/48 (Call 01/15/48)	350	405,703
4.05%, 04/15/25 (Call 03/15/25)	156	173,678
4.25%, 10/15/50 (Call 04/15/50)	585	731,010
4.45%, 01/15/49 (Call 07/15/48)	387	496,180
4.50%, 02/01/45 (Call 08/01/44)	184	229,840
5.15%, 11/15/43 (Call 05/15/43)	380	511,514
5.95%, 05/15/37	300	417,879
6.13%, 04/01/36	681	975,328
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	180	208,067
4.50%, 04/01/44 (Call 10/01/43)	299	393,986
Series AC, 4.25%, 02/01/49 (Call 08/01/48)	333	427,965
Series AF, 3.35%, 04/01/51 (Call 10/01/50)	368	416,749
Commonwealth Edison Co.
2.55%, 06/15/26 (Call 03/15/26)	373	399,297
3.00%, 03/01/50 (Call 09/01/49)	305	321,525
3.65%, 06/15/46 (Call 12/15/45)	217	251,707
3.70%, 08/15/28 (Call 05/15/28)(a)	238	274,207
4.00%, 03/01/48 (Call 09/01/47)(a)	385	472,156
Series 123, 3.75%, 08/15/47 (Call 02/15/47)	321	379,432
Series 130, 3.13%, 03/15/51 (Call 09/15/50)	331	358,079
Connecticut Light & Power Co. (The)
4.00%, 04/01/48 (Call 10/01/47)	350	434,781
Series A, 3.20%, 03/15/27 (Call 12/15/26)	280	310,447
Consolidated Edison Co. of New York Inc.
2.40%, 06/15/31 (Call 03/15/31)	320	331,082
3.60%, 06/15/61 (Call 12/15/60)	200	219,482
3.70%, 11/15/59 (Call 05/15/59)	120	131,866
3.85%, 06/15/46 (Call 12/15/45)	200	228,542
3.95%, 03/01/43 (Call 09/01/42)	337	391,375
4.45%, 03/15/44 (Call 09/15/43)	448	553,343
4.50%, 12/01/45 (Call 06/01/45)	353	438,475
4.50%, 05/15/58 (Call 11/15/57)	215	271,177
4.63%, 12/01/54 (Call 06/01/54)	398	514,534
Series 07-A, 6.30%, 08/15/37	147	211,971
Series 08-B, 6.75%, 04/01/38	291	439,579
	Par
Security	(000)	Value

Electric (continued)
Series 09-C, 5.50%, 12/01/39	$261	$355,247
Series 2017, 3.88%, 06/15/47 (Call 12/15/46)	290	331,606
Series 20A, 3.35%, 04/01/30 (Call 01/01/30)	213	238,494
Series 20B, 3.95%, 04/01/50 (Call 10/01/49)	377	441,109
Series A, 4.13%, 05/15/49 (Call 11/15/48)	303	361,349
Series C, 3.00%, 12/01/60 (Call 06/01/60)	130	126,105
Series C, 4.30%, 12/01/56 (Call 06/01/56)	245	298,116
Series D, 4.00%, 12/01/28 (Call 09/01/28)(a)	290	337,058
Series E, 4.65%, 12/01/48 (Call 06/01/48)	167	213,196
Consumers Energy Co.
2.50%, 05/01/60 (Call 11/01/59)	153	143,684
3.10%, 08/15/50 (Call 02/15/50)(a)	310	338,563
3.50%, 08/01/51 (Call 02/01/51)	267	312,000
4.05%, 05/15/48 (Call 11/15/47)	230	286,822
4.35%, 04/15/49 (Call 10/15/48)	303	397,169
Delmarva Power & Light Co., 3.50%, 11/15/23 (Call 08/15/23)	350	372,103
Dominion Energy South Carolina Inc.
5.10%, 06/01/65 (Call 12/01/64)	244	370,182
6.05%, 01/15/38	255	369,092
DTE Electric Co.
2.25%, 03/01/30 (Call 12/01/29)(a)	330	344,164
2.95%, 03/01/50 (Call 09/01/49)	227	239,651
3.70%, 03/15/45 (Call 09/15/44)	271	317,206
3.95%, 03/01/49 (Call 09/01/48)	335	414,167
Series A, 1.90%, 04/01/28 (Call 02/01/28)	158	162,963
Series A, 4.05%, 05/15/48 (Call 11/15/47)	180	223,866
Series C, 2.63%, 03/01/31 (Call 12/01/30)(a)	285	306,372
Duke Energy Carolinas LLC
2.45%, 02/01/30 (Call 11/01/29)	255	268,094
2.50%, 03/15/23 (Call 01/15/23)	59	60,844
2.55%, 04/15/31 (Call 01/15/31)	34	35,990
2.95%, 12/01/26 (Call 09/01/26)	170	185,292
3.05%, 03/15/23 (Call 02/15/23)	245	255,359
3.20%, 08/15/49 (Call 02/15/49)	160	173,421
3.70%, 12/01/47 (Call 06/01/47)	300	349,110
3.75%, 06/01/45 (Call 12/01/44)	267	310,508
3.88%, 03/15/46 (Call 09/15/45)	280	331,881
3.95%, 11/15/28 (Call 08/15/28)	300	348,249
3.95%, 03/15/48 (Call 09/15/47)	267	321,068
4.00%, 09/30/42 (Call 03/30/42)	285	343,482
4.25%, 12/15/41 (Call 06/15/41)	271	334,929
5.30%, 02/15/40	381	526,534
6.00%, 01/15/38	97	140,255
6.05%, 04/15/38	280	405,910
Duke Energy Florida LLC
1.75%, 06/15/30 (Call 03/15/30)	280	278,541
2.50%, 12/01/29 (Call 09/01/29)(a)	425	453,615
3.20%, 01/15/27 (Call 10/15/26)	197	217,023
3.40%, 10/01/46 (Call 04/01/46)	170	189,094
3.80%, 07/15/28 (Call 04/15/28)	235	269,312
6.35%, 09/15/37	209	313,882
6.40%, 06/15/38	460	691,766
Duke Energy Indiana LLC
2.75%, 04/01/50 (Call 10/01/49)	215	214,336
3.75%, 05/15/46 (Call 11/15/45)	180	207,751
6.35%, 08/15/38(a)	251	374,201
Series YYY, 3.25%, 10/01/49 (Call 04/01/49)	315	341,762
Duke Energy Progress LLC
2.50%, 08/15/50 (Call 02/15/50)	288	275,901

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Electric (continued)
3.25%, 08/15/25 (Call 05/15/25)	$250	$272,495
3.45%, 03/15/29 (Call 12/15/28)	320	360,675
3.60%, 09/15/47 (Call 03/15/47)	195	223,610
3.70%, 09/01/28 (Call 06/01/28)	124	141,216
4.10%, 05/15/42 (Call 11/15/41)	250	303,625
4.10%, 03/15/43 (Call 09/15/42)	226	276,970
4.15%, 12/01/44 (Call 06/01/44)	225	278,820
4.20%, 08/15/45 (Call 02/15/45)	245	303,668
Entergy Arkansas LLC
2.65%, 06/15/51 (Call 12/15/50)	317	310,682
3.50%, 04/01/26 (Call 01/01/26)	515	569,904
Entergy Louisiana LLC
2.35%, 06/15/32 (Call 03/15/32)	50	51,661
2.90%, 03/15/51 (Call 09/15/50)	320	327,376
3.10%, 06/15/41 (Call 12/15/40)	130	140,672
4.00%, 03/15/33 (Call 12/15/32)	327	390,006
4.20%, 09/01/48 (Call 03/01/48)	353	443,026
4.20%, 04/01/50 (Call 10/01/49)	228	288,101
Evergy Kansas Central Inc.
3.45%, 04/15/50 (Call 10/15/49)	270	304,247
4.13%, 03/01/42 (Call 09/01/41)	286	346,955
Florida Power & Light Co.
2.75%, 06/01/23 (Call 12/01/22)	293	302,692
2.85%, 04/01/25 (Call 03/01/25)(a)	463	496,961
3.13%, 12/01/25 (Call 06/01/25)(a)	281	306,815
3.15%, 10/01/49 (Call 04/01/49)	379	420,391
3.25%, 06/01/24 (Call 12/01/23)	246	262,534
3.70%, 12/01/47 (Call 06/01/47)	361	433,547
3.95%, 03/01/48 (Call 09/01/47)	338	419,857
3.99%, 03/01/49 (Call 09/01/48)	315	392,862
4.05%, 06/01/42 (Call 12/01/41)	208	257,394
4.05%, 10/01/44 (Call 04/01/44)	215	268,989
4.13%, 02/01/42 (Call 08/01/41)	247	308,239
4.13%, 06/01/48 (Call 12/01/47)	257	327,685
5.69%, 03/01/40	220	321,809
5.95%, 02/01/38	270	395,132
5.96%, 04/01/39	270	401,198
Georgia Power Co.
4.30%, 03/15/42	473	571,611
Series 10-C, 4.75%, 09/01/40	310	389,723
Series A, 2.10%, 07/30/23	405	418,847
Series A, 3.25%, 03/15/51 (Call 09/15/50)	150	157,839
Series B, 2.65%, 09/15/29 (Call 06/15/29)	70	74,549
Series B, 3.70%, 01/30/50 (Call 07/30/49)	35	39,087
Kentucky Utilities Co.
3.30%, 06/01/50 (Call 12/01/49)	250	274,838
4.38%, 10/01/45 (Call 04/01/45)	102	127,390
5.13%, 11/01/40 (Call 05/01/40)	514	687,691
MidAmerican Energy Co.
2.70%, 08/01/52 (Call 02/01/52)	100	100,709
3.15%, 04/15/50 (Call 10/15/49)	135	147,004
3.50%, 10/15/24 (Call 07/15/24)	146	158,033
3.65%, 04/15/29 (Call 01/15/29)	378	433,044
3.65%, 08/01/48 (Call 02/01/48)	223	260,535
4.25%, 07/15/49 (Call 01/15/49)(a)	632	808,486
National Rural Utilities Cooperative Finance Corp.
1.00%, 06/15/26 (Call 05/15/26)	83	83,025
2.40%, 03/15/30 (Call 12/15/29)	290	302,966
2.85%, 01/27/25 (Call 10/27/24)	54	57,574
3.40%, 02/07/28 (Call 11/07/27)	398	443,181
	Par
Security	(000)	Value

Electric (continued)
4.02%, 11/01/32 (Call 05/01/32)	$528	$631,266
4.30%, 03/15/49 (Call 09/15/48)	137	176,134
Northern States Power Co./MN
2.60%, 06/01/51 (Call 12/01/50)	215	213,768
2.90%, 03/01/50 (Call 09/01/49)	293	307,635
3.40%, 08/15/42 (Call 02/15/42)(a)	124	141,459
3.60%, 09/15/47 (Call 03/15/47)	293	342,148
NSTAR Electric Co., 3.20%, 05/15/27 (Call 02/15/27)	170	187,451
Oncor Electric Delivery Co. LLC
3.10%, 09/15/49 (Call 03/15/49)	349	378,393
3.70%, 11/15/28 (Call 08/15/28)(a)	173	198,945
3.75%, 04/01/45 (Call 10/01/44)(a)	318	376,369
PacifiCorp
3.30%, 03/15/51 (Call 09/15/50)	255	277,608
4.13%, 01/15/49 (Call 07/15/48)	287	351,248
4.15%, 02/15/50 (Call 08/15/49)	204	253,093
5.75%, 04/01/37(a)	292	405,010
6.00%, 01/15/39	265	382,938
6.25%, 10/15/37	280	405,762
PECO Energy Co., 3.90%, 03/01/48 (Call 09/01/47)	117	142,746
Pinnacle West Capital Corp., 1.30%, 06/15/25 (Call 05/15/25)	653	661,208
Potomac Electric Power Co.
4.15%, 03/15/43 (Call 09/15/42)(a)	315	388,543
6.50%, 11/15/37	245	368,024
Public Service Co. of Colorado
1.88%, 06/15/31 (Call 12/15/30)(a)	105	106,004
3.60%, 09/15/42 (Call 03/15/42)	214	248,687
Series 34, 3.20%, 03/01/50 (Call 09/01/49)	195	217,019
Public Service Electric & Gas Co.
2.38%, 05/15/23 (Call 02/15/23)	264	272,276
3.80%, 03/01/46 (Call 09/01/45)	338	405,867
Puget Sound Energy Inc., 4.22%, 06/15/48 (Call 12/15/47)	27	33,829
San Diego Gas & Electric Co.
2.50%, 05/15/26 (Call 02/15/26)	317	337,364
4.50%, 08/15/40	245	310,814
Series VVV, 1.70%, 10/01/30 (Call 07/01/30)	341	336,069
Southern California Edison Co.
1.10%, 04/01/24 (Call 04/01/23)	80	80,522
2.25%, 06/01/30 (Call 03/01/30)	210	211,247
2.85%, 08/01/29 (Call 05/01/29)	172	181,663
3.65%, 02/01/50 (Call 08/01/49)	582	593,431
4.00%, 04/01/47 (Call 10/01/46)	702	748,072
4.50%, 09/01/40 (Call 03/01/40)	175	203,926
4.65%, 10/01/43 (Call 04/01/43)	289	334,078
5.50%, 03/15/40	239	304,307
6.00%, 01/15/34(a)	345	458,591
6.05%, 03/15/39	311	418,665
Series 08-A, 5.95%, 02/01/38	295	388,518
Series 20A, 2.95%, 02/01/51 (Call 08/01/50)	250	231,818
Series A, 4.20%, 03/01/29 (Call 12/01/28)	254	290,286
Series B, 4.88%, 03/01/49 (Call 09/01/48)	235	281,283
Series C, 3.50%, 10/01/23 (Call 07/01/23)	227	239,605
Series C, 4.13%, 03/01/48 (Call 09/01/47)	555	603,496
Series E, 3.70%, 08/01/25 (Call 06/01/25)	411	450,029
Southwestern Public Service Co., Series 8, 3.15%, 05/01/50 (Call 11/01/49)(a)	300	324,057
Union Electric Co.
2.15%, 03/15/32 (Call 12/15/31)	400	408,408
2.63%, 03/15/51 (Call 09/15/50)	70	68,998

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Electric (continued)
Virginia Electric & Power Co.
2.45%, 12/15/50 (Call 06/15/50)	$458	$433,694
3.30%, 12/01/49 (Call 06/01/49)	382	421,319
4.00%, 01/15/43 (Call 07/15/42)	240	286,769
4.45%, 02/15/44 (Call 08/15/43)	301	382,291
4.60%, 12/01/48 (Call 06/01/48)	264	350,112
8.88%, 11/15/38	280	508,390
Series A, 2.88%, 07/15/29 (Call 04/15/29)	275	299,654
Series A, 3.15%, 01/15/26 (Call 10/15/25)	445	486,719
Series A, 3.50%, 03/15/27 (Call 12/15/26)	85	94,971
Series A, 3.80%, 04/01/28 (Call 01/01/28)	270	308,615
Series A, 6.00%, 05/15/37	212	300,906
Series B, 3.80%, 09/15/47 (Call 03/15/47)	270	317,698
Series B, 6.00%, 01/15/36	140	199,557
Series C, 2.75%, 03/15/23 (Call 12/15/22)	243	251,106
Series C, 4.00%, 11/15/46 (Call 05/15/46)	230	276,405
Series D, 4.65%, 08/15/43 (Call 02/15/43)	140	181,482
		71,756,047
Electrical Components & Equipment — 0.1%
Emerson Electric Co.
0.88%, 10/15/26 (Call 09/15/26)(a)	387	384,171
1.80%, 10/15/27 (Call 08/15/27)	205	211,761
1.95%, 10/15/30 (Call 07/15/30)	315	322,330
2.63%, 02/15/23 (Call 11/15/22)	307	316,262
2.75%, 10/15/50 (Call 04/15/50)	252	256,914
3.15%, 06/01/25 (Call 03/01/25)	135	146,512
		1,637,950
Electronics — 0.2%
Honeywell International Inc.
0.48%, 08/19/22 (Call 08/19/21)	40	40,004
1.35%, 06/01/25 (Call 05/01/25)	383	391,801
1.95%, 06/01/30 (Call 03/01/30)(a)	341	351,131
2.15%, 08/08/22 (Call 07/08/22)	266	270,863
2.30%, 08/15/24 (Call 07/15/24)	484	509,066
2.50%, 11/01/26 (Call 08/01/26)	634	679,547
2.70%, 08/15/29 (Call 05/15/29)	435	472,723
2.80%, 06/01/50 (Call 12/01/49)	364	385,942
		3,101,077
Food — 0.1%
Hershey Co. (The)
2.30%, 08/15/26 (Call 05/15/26)	650	693,667
3.38%, 05/15/23 (Call 04/15/23)	404	424,745
Hormel Foods Corp.
1.70%, 06/03/28 (Call 04/03/28)	250	254,250
1.80%, 06/11/30 (Call 03/11/30)	176	177,669
3.05%, 06/03/51 (Call 12/03/50)(a)	185	198,814
		1,749,145
Forest Products & Paper — 0.1%
Georgia-Pacific LLC
7.75%, 11/15/29	146	212,704
8.00%, 01/15/24	642	757,997
		970,701
Gas — 0.3%
Atmos Energy Corp.
1.50%, 01/15/31 (Call 10/15/30)	199	193,050
3.00%, 06/15/27 (Call 03/15/27)	322	351,682
3.38%, 09/15/49 (Call 03/15/49)(a)	303	337,254
4.13%, 10/15/44 (Call 04/15/44)	449	544,709
4.15%, 01/15/43 (Call 07/15/42)(a)	240	288,163
	Par
Security	(000)	Value

Gas (continued)
4.30%, 10/01/48 (Call 04/01/48)(a)	$145	$183,138
CenterPoint Energy Resources Corp., 1.75%, 10/01/30 (Call 07/01/30)	260	254,740
Southern California Gas Co.
3.15%, 09/15/24 (Call 06/15/24)	95	101,831
Series TT, 2.60%, 06/15/26 (Call 03/15/26)	269	287,943
Series VV, 4.30%, 01/15/49 (Call 07/15/48)	214	272,225
Series XX, 2.55%, 02/01/30 (Call 11/01/29)	381	400,541
		3,215,276
Hand & Machine Tools — 0.2%
Snap-on Inc., 3.10%, 05/01/50 (Call 11/01/49)	318	344,499
Stanley Black & Decker Inc.
2.30%, 03/15/30 (Call 12/15/29)	622	653,592
2.75%, 11/15/50 (Call 05/15/50)	505	503,924
3.40%, 03/01/26 (Call 01/01/26)	189	208,531
4.25%, 11/15/28 (Call 08/15/28)	175	207,415
4.85%, 11/15/48 (Call 05/15/48)	85	116,680
		2,034,641
Health Care - Products — 0.9%
Abbott Laboratories
1.15%, 01/30/28 (Call 11/30/27)(a)	599	594,364
1.40%, 06/30/30 (Call 03/30/30)(a)	293	288,040
2.95%, 03/15/25 (Call 12/15/24)	518	557,259
3.40%, 11/30/23 (Call 09/30/23)	718	764,821
3.75%, 11/30/26 (Call 08/30/26)	622	707,550
4.75%, 11/30/36 (Call 05/30/36)	697	913,934
4.75%, 04/15/43 (Call 10/15/42)	258	348,408
4.90%, 11/30/46 (Call 05/30/46)	1,611	2,257,639
5.30%, 05/27/40(a)	302	427,919
6.00%, 04/01/39	105	156,337
6.15%, 11/30/37	50	75,074
Baxter International Inc.
1.73%, 04/01/31 (Call 01/01/31)	300	296,604
2.60%, 08/15/26 (Call 05/15/26)	308	329,110
Medtronic Inc.
3.50%, 03/15/25	816	897,225
4.38%, 03/15/35	907	1,150,910
4.63%, 03/15/45	817	1,094,608
		10,859,802
Health Care - Services — 2.6%
Ascension Health
3.95%, 11/15/46	752	941,143
Series B, 2.53%, 11/15/29 (Call 08/15/29)	342	365,506
Series B, 3.11%, 11/15/39 (Call 05/15/39)	35	38,268
Baptist Healthcare System Obligated Group, Series 20B, 3.54%, 08/15/50 (Call 02/15/50)(a)	20	22,348
BayCare Health System Inc., Series 2020, 3.83%, 11/15/50 (Call 05/15/50)(a)	144	179,581
Baylor Scott & White Holdings, Series 2021, 2.84%, 11/15/50 (Call 11/15/49)	125	129,035
Children’s Hospital of Philadelphia (The), Series 2020, 2.70%, 07/01/50 (Call 01/01/50)	145	145,900
CommonSpirit Health, 3.82%, 10/01/49 (Call 04/01/49)(a)	352	402,336
Cottage Health Obligated Group, Series 2020, 3.30%, 11/01/49 (Call 05/01/49)	120	132,707
Duke University Health System Inc., Series 2017, 3.92%, 06/01/47 (Call 12/01/46)	350	431,298
Hackensack Meridian Health Inc.
Series 2020, 2.68%, 09/01/41 (Call 03/01/41)	170	172,105

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Health Care - Services (continued)
Series 2020, 2.88%, 09/01/50 (Call 03/01/50)	$55	$56,403
Johns Hopkins Health System Corp. (The), 3.84%, 05/15/46	446	539,058
Kaiser Foundation Hospitals
3.15%, 05/01/27 (Call 02/01/27)	647	715,860
4.15%, 05/01/47 (Call 11/01/46)	817	1,040,147
4.88%, 04/01/42	265	362,425
Series 2019, 3.27%, 11/01/49 (Call 05/12/49)	410	456,072
Mass General Brigham Inc., Series 2020, 3.34%, 07/01/60 (Call 01/01/60)(a)	249	283,464
Mayo Clinic, Series 2021, 3.20%, 11/15/61 (Call 05/15/61)	45	50,299
Memorial Sloan-Kettering Cancer Center, Series 2015, 4.20%, 07/01/55	265	349,970
Methodist Hospital (The), Series 20A, 2.71%, 12/01/50 (Call 06/01/50)	162	162,781
Mount Sinai Hospitals Group Inc., Series 2019, 3.74%, 07/01/49 (Call 01/01/49)(a)	313	351,721
New York and Presbyterian Hospital (The)
4.02%, 08/01/45(a)	491	621,257
Series 2019, 3.95%, 08/01/2119 (Call 02/01/2119)	100	124,142
Northwell Healthcare Inc.
3.98%, 11/01/46 (Call 11/01/45)	310	360,090
4.26%, 11/01/47 (Call 11/01/46)(a)	333	404,618
Providence St Joseph Health Obligated Group, Series 19A, 2.53%, 10/01/29 (Call 07/01/29)(a)	241	255,908
SSM Health Care Corp.
Series 2018, 3.69%, 06/01/23 (Call 03/01/23)	464	488,560
Series A, 3.82%, 06/01/27 (Call 03/01/27)(a)	55	62,407
Stanford Health Care, Series 2018, 3.80%, 11/15/48 (Call 05/15/48)	350	423,420
Sutter Health
Series 20A, 2.29%, 08/15/30 (Call 02/15/30)	195	201,377
Series 20A, 3.36%, 08/15/50 (Call 02/15/50)	249	272,219
Toledo Hospital (The), 5.75%, 11/15/38 (Call 11/15/28)	331	400,963
UnitedHealth Group Inc.
1.15%, 05/15/26 (Call 04/15/26)	270	272,425
1.25%, 01/15/26	226	229,605
2.00%, 05/15/30	575	589,375
2.30%, 05/15/31 (Call 02/15/31)	295	307,281
2.38%, 10/15/22	308	315,802
2.38%, 08/15/24	230	242,388
2.75%, 02/15/23 (Call 11/15/22)(a)	225	232,256
2.75%, 05/15/40 (Call 11/15/39)	497	515,056
2.88%, 03/15/23	333	347,009
2.88%, 08/15/29	640	699,750
2.90%, 05/15/50 (Call 11/15/49)	558	578,958
2.95%, 10/15/27(a)	626	690,616
3.05%, 05/15/41 (Call 11/15/40)	465	498,973
3.10%, 03/15/26	701	768,380
3.13%, 05/15/60 (Call 11/15/59)	443	472,827
3.25%, 05/15/51 (Call 11/15/50)	150	165,155
3.38%, 04/15/27	460	514,473
3.45%, 01/15/27	516	577,729
3.50%, 06/15/23	526	556,939
3.50%, 02/15/24	340	365,945
3.50%, 08/15/39 (Call 02/15/39)	590	672,217
3.70%, 08/15/49 (Call 02/15/49)	590	693,734
3.75%, 07/15/25	525	585,464
3.75%, 10/15/47 (Call 04/15/47)	419	493,951
3.85%, 06/15/28	657	760,267
	Par
Security	(000)	Value

Health Care - Services (continued)
3.88%, 12/15/28	$487	$566,478
3.88%, 08/15/59 (Call 02/15/59)	590	723,564
3.95%, 10/15/42 (Call 04/15/42)	288	348,451
4.20%, 01/15/47 (Call 07/15/46)	360	449,665
4.25%, 03/15/43 (Call 09/15/42)	315	395,095
4.25%, 04/15/47 (Call 10/15/46)	348	440,481
4.25%, 06/15/48 (Call 12/15/47)	625	793,763
4.38%, 03/15/42 (Call 09/15/41)	215	271,582
4.45%, 12/15/48 (Call 06/15/48)	538	705,878
4.63%, 07/15/35	513	660,298
4.63%, 11/15/41 (Call 05/15/41)	227	294,092
4.75%, 07/15/45(a)	780	1,048,983
5.80%, 03/15/36	360	516,913
6.50%, 06/15/37(a)	212	322,611
6.63%, 11/15/37	369	571,385
6.88%, 02/15/38	510	803,571
		32,002,773
Household Products & Wares — 0.2%
Kimberly-Clark Corp.
1.05%, 09/15/27 (Call 07/15/27)(a)	365	361,755
2.88%, 02/07/50 (Call 08/07/49)	301	318,593
3.10%, 03/26/30 (Call 12/26/29)	405	453,159
3.20%, 04/25/29 (Call 01/25/29)(a)	80	89,717
3.20%, 07/30/46 (Call 01/30/46)	234	259,939
3.95%, 11/01/28 (Call 08/01/28)(a)	75	87,767
6.63%, 08/01/37	396	624,841
		2,195,771
Insurance — 3.1%
Aflac Inc.
3.60%, 04/01/30 (Call 01/01/30)	808	923,124
3.63%, 11/15/24	413	452,987
4.75%, 01/15/49 (Call 07/15/48)	43	57,974
Allstate Corp. (The)
0.75%, 12/15/25 (Call 11/15/25)(a)	211	210,426
1.45%, 12/15/30 (Call 09/15/30)(a)	280	272,208
3.15%, 06/15/23(a)	232	244,138
3.28%, 12/15/26 (Call 09/15/26)(a)	340	378,026
3.85%, 08/10/49 (Call 02/10/49)	391	475,370
4.20%, 12/15/46 (Call 06/15/46)	254	319,677
4.50%, 06/15/43	218	281,826
5.55%, 05/09/35(a)	375	520,477
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30 (Call 07/15/30)	370	366,374
1.85%, 03/12/30 (Call 12/12/29)	300	306,831
2.50%, 01/15/51 (Call 07/15/50)	375	359,257
2.85%, 10/15/50 (Call 04/15/50)	835	851,633
4.20%, 08/15/48 (Call 02/15/48)	1,106	1,396,248
4.25%, 01/15/49 (Call 07/15/48)	875	1,112,755
4.30%, 05/15/43	291	370,166
4.40%, 05/15/42	280	358,422
5.75%, 01/15/40	357	525,618
Berkshire Hathaway Inc.
2.75%, 03/15/23 (Call 01/15/23)	853	884,501
3.00%, 02/11/23(a)	180	187,454
3.13%, 03/15/26 (Call 12/15/25)	128	140,488
4.50%, 02/11/43	410	533,791
Chubb Corp. (The), 6.00%, 05/11/37	153	225,393
Chubb INA Holdings Inc.
2.88%, 11/03/22 (Call 09/03/22)	420	432,125

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Insurance (continued)
3.15%, 03/15/25	$532	$577,443
3.35%, 05/15/24	205	220,918
3.35%, 05/03/26 (Call 02/03/26)(a)	155	171,117
4.35%, 11/03/45 (Call 05/03/45)	185	238,334
Loews Corp.
2.63%, 05/15/23 (Call 02/15/23)	90	93,117
3.20%, 05/15/30 (Call 02/15/30)	163	178,614
3.75%, 04/01/26 (Call 01/01/26)	580	649,554
4.13%, 05/15/43 (Call 11/15/42)	226	275,564
Manulife Financial Corp.
2.48%, 05/19/27 (Call 03/19/27)	344	366,098
4.15%, 03/04/26	324	367,183
5.38%, 03/04/46	292	419,505
Marsh & McLennan Companies Inc.
2.25%, 11/15/30 (Call 08/15/30)(a)	420	432,844
3.50%, 06/03/24 (Call 03/03/24)	336	361,580
3.50%, 03/10/25 (Call 12/10/24)	335	365,073
3.75%, 03/14/26 (Call 12/14/25)	229	255,500
3.88%, 03/15/24 (Call 02/15/24)	453	490,608
4.20%, 03/01/48 (Call 09/01/47)	255	322,830
4.35%, 01/30/47 (Call 07/30/46)	293	376,432
4.38%, 03/15/29 (Call 12/15/28)	724	858,548
4.75%, 03/15/39 (Call 09/15/38)	189	248,021
4.90%, 03/15/49 (Call 09/15/48)	413	571,076
MetLife Inc.
3.00%, 03/01/25	380	409,644
3.60%, 04/10/24	303	327,743
3.60%, 11/13/25 (Call 08/13/25)	185	204,978
4.05%, 03/01/45	494	602,166
4.13%, 08/13/42	391	478,236
4.55%, 03/23/30 (Call 12/23/29)	310	376,647
4.60%, 05/13/46 (Call 11/13/45)	315	415,189
4.88%, 11/13/43	455	614,104
5.70%, 06/15/35(a)	501	706,084
5.88%, 02/06/41	320	468,832
6.38%, 06/15/34	324	472,285
6.50%, 12/15/32	421	607,646
Series D, 4.37%, 09/15/23	20	21,626
PartnerRe Finance B LLC, 3.70%, 07/02/29 (Call 04/02/29)	300	338,115
Principal Financial Group Inc.
2.13%, 06/15/30 (Call 03/12/30)	416	423,933
3.70%, 05/15/29 (Call 02/15/29)(a)	445	505,613
6.05%, 10/15/36(a)	110	158,635
Progressive Corp. (The)
2.45%, 01/15/27	261	280,559
3.20%, 03/26/30 (Call 12/26/29)	264	294,505
3.95%, 03/26/50 (Call 09/26/49)	333	413,409
4.00%, 03/01/29 (Call 12/01/28)	360	418,669
4.13%, 04/15/47 (Call 10/15/46)	333	420,133
4.20%, 03/15/48 (Call 09/15/47)	352	450,233
Prudential Financial Inc.
1.50%, 03/10/26 (Call 02/10/26)	125	127,772
2.10%, 03/10/30 (Call 12/10/29)(a)	80	82,323
3.00%, 03/10/40 (Call 09/10/39)	321	338,193
3.50%, 05/15/24	453	489,675
3.70%, 03/13/51 (Call 09/13/50)	617	722,100
3.88%, 03/27/28 (Call 12/27/27)	156	180,414
3.91%, 12/07/47 (Call 06/07/47)	368	437,239
3.94%, 12/07/49 (Call 06/07/49)	518	620,481
4.35%, 02/25/50 (Call 08/25/49)	438	559,414
	Par
Security	(000)	Value

Insurance (continued)
4.60%, 05/15/44	$383	$498,417
5.70%, 12/14/36(a)	439	616,725
Prudential PLC, 3.13%, 04/14/30(a)	40	43,718
Travelers Companies Inc. (The)
2.55%, 04/27/50 (Call 10/27/49)	240	237,958
3.05%, 06/08/51 (Call 12/08/50)	140	151,591
3.75%, 05/15/46 (Call 11/15/45)	248	295,661
4.00%, 05/30/47 (Call 11/30/46)	317	393,422
4.05%, 03/07/48 (Call 09/07/47)	239	297,878
4.10%, 03/04/49 (Call 09/04/48)	240	304,210
5.35%, 11/01/40	390	554,986
6.25%, 06/15/37	449	673,015
Travelers Property Casualty Corp., 6.38%, 03/15/33	328	475,456
		37,536,880
Internet — 3.1%
Alibaba Group Holding Ltd.
2.13%, 02/09/31 (Call 11/09/30)(a)	700	692,405
2.70%, 02/09/41 (Call 08/09/40)	500	479,025
3.15%, 02/09/51 (Call 08/09/50)(a)	800	790,352
3.25%, 02/09/61 (Call 08/09/60)	500	487,520
3.40%, 12/06/27 (Call 09/06/27)	1,195	1,306,960
3.60%, 11/28/24 (Call 08/28/24)(a)	1,255	1,357,985
4.00%, 12/06/37 (Call 06/06/37)	285	319,759
4.20%, 12/06/47 (Call 06/06/47)	895	1,047,624
4.40%, 12/06/57 (Call 06/06/57)	510	615,754
4.50%, 11/28/34 (Call 05/28/34)	255	302,517
Alphabet Inc.
0.45%, 08/15/25 (Call 07/15/25)	155	154,103
0.80%, 08/15/27 (Call 06/15/27)(a)	575	565,225
1.10%, 08/15/30 (Call 05/15/30)	990	955,003
1.90%, 08/15/40 (Call 02/15/40)	567	526,890
2.00%, 08/15/26 (Call 05/15/26)	1,365	1,439,188
2.05%, 08/15/50 (Call 02/15/50)(a)	1,054	954,070
2.25%, 08/15/60 (Call 02/15/60)	850	767,745
3.38%, 02/25/24	844	908,701
Amazon.com Inc.
0.25%, 05/12/23	45	45,021
0.40%, 06/03/23	187	187,486
0.80%, 06/03/25 (Call 05/03/25)	123	123,576
1.00%, 05/12/26 (Call 04/12/26)(a)	210	211,651
1.20%, 06/03/27 (Call 04/03/27)	400	403,036
1.50%, 06/03/30 (Call 03/03/30)	1,268	1,256,842
1.65%, 05/12/28 (Call 03/12/28)	345	352,041
2.10%, 05/12/31 (Call 02/12/31)	210	216,907
2.40%, 02/22/23 (Call 01/22/23)	716	738,747
2.50%, 11/29/22 (Call 08/29/22)	576	590,204
2.50%, 06/03/50 (Call 12/03/49)	1,314	1,267,524
2.70%, 06/03/60 (Call 12/03/59)	855	835,019
2.80%, 08/22/24 (Call 06/22/24)	917	976,944
2.88%, 05/12/41 (Call 11/12/40)	245	258,526
3.10%, 05/12/51 (Call 11/12/50)	1,820	1,958,265
3.15%, 08/22/27 (Call 05/22/27)	1,547	1,718,531
3.25%, 05/12/61 (Call 11/12/60)	300	328,296
3.80%, 12/05/24 (Call 09/05/24)	584	640,584
3.88%, 08/22/37 (Call 02/22/37)	1,344	1,623,713
4.05%, 08/22/47 (Call 02/22/47)	1,557	1,929,481
4.25%, 08/22/57 (Call 02/22/57)	985	1,294,221
4.80%, 12/05/34 (Call 06/05/34)	619	810,116
4.95%, 12/05/44 (Call 06/05/44)	694	964,459
5.20%, 12/03/25 (Call 09/03/25)	521	612,144

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Internet (continued)
Baidu Inc.
3.50%, 11/28/22	$654	$677,295
3.63%, 07/06/27(a)	455	506,738
3.88%, 09/29/23 (Call 08/29/23)	230	244,262
Booking Holdings Inc.
2.75%, 03/15/23 (Call 02/15/23)(a)	212	219,995
3.55%, 03/15/28 (Call 12/15/27)	415	466,232
3.60%, 06/01/26 (Call 03/01/26)	487	541,924
3.65%, 03/15/25 (Call 12/15/24)	342	374,069
4.63%, 04/13/30 (Call 01/13/30)	703	847,558
TD Ameritrade Holding Corp.
2.75%, 10/01/29 (Call 07/01/29)	60	65,035
3.30%, 04/01/27 (Call 01/01/27)	558	618,108
3.63%, 04/01/25 (Call 01/01/25)	538	590,493
Tencent Music Entertainment Group, 2.00%, 09/03/30 (Call 06/03/30)(a)	50	48,072
		38,213,941
Machinery — 1.8%
Caterpillar Financial Services Corp.
0.25%, 03/01/23	52	52,012
0.45%, 09/14/23	400	401,028
0.65%, 07/07/23	450	453,073
0.80%, 11/13/25(a)	25	24,998
0.90%, 03/02/26	500	500,845
1.10%, 09/14/27	644	641,437
1.45%, 05/15/25	92	94,470
1.90%, 09/06/22.	245	249,594
1.95%, 11/18/22	344	351,798
2.15%, 11/08/24	335	351,284
2.55%, 11/29/22(a)	382	393,842
2.85%, 05/17/24	299	318,253
3.25%, 12/01/24(a)	30	32,627
3.45%, 05/15/23	467	493,189
3.65%, 12/07/23	245	263,772
3.75%, 11/24/23	418	450,512
Caterpillar Inc.
1.90%, 03/12/31 (Call 12/12/30)(a)	350	356,618
2.60%, 09/19/29 (Call 06/19/29)	161	173,304
2.60%, 04/09/30 (Call 01/09/30)	26	27,960
3.25%, 09/19/49 (Call 03/19/49)	395	444,517
3.25%, 04/09/50 (Call 10/09/49)	597	673,255
3.40%, 05/15/24 (Call 02/15/24)	795	854,005
3.80%, 08/15/42	577	708,002
4.30%, 05/15/44 (Call 11/15/43)	229	298,256
4.75%, 05/15/64 (Call 11/15/63)	317	468,732
5.20%, 05/27/41	344	486,172
Deere & Co.
2.75%,04/15/25 (Call 03/15/25)	290	310,535
2.88%, 09/07/49 (Call 03/07/49)(a)	215	231,749
3.10%, 04/15/30 (Call 01/15/30)(a)	508	568,452
3.75%, 04/15/50 (Call 10/15/49)(a)	347	427,820
3.90%, 06/09/42 (Call 12/09/41)	66	82,118
5.38%, 10/16/29	241	311,948
John Deere Capital Corp.
0.40%, 10/10/23	165	165,342
0.45%, 01/17/24	500	499,935
0.45%, 06/07/24	405	404,595
0.70%, 01/15/26(a)	465	463,182
1.05%, 06/17/26	1,000	1,004,610
1.20%, 04/06/23	410	416,589
	Par
Security	(000)	Value

Machinery (continued)
1.45%, 01/15/31	$315	$308,577
1.50%, 03/06/28	510	514,223
1.75%, 03/09/27	230	237,666
2.00%, 06/17/31	1,000	1,023,250
2.05%, 01/09/25	250	262,060
2.15%, 09/08/22	411	419,800
2.45%, 01/09/30	440	470,096
2.60%, 03/07/24	346	364,874
2.65%, 06/24/24	510	541,834
2.65%, 06/10/26(a)	335	362,621
2.70%, 01/06/23	260	269,045
2.80%, 01/27/23	315	326,932
2.80%, 03/06/23(a)	530	551,756
2.80%, 09/08/27	198	215,976
2.80%, 07/18/29	225	246,584
3.35%, 06/12/24	190	205,417
3.45%, 03/13/25	47	51,661
3.45%, 03/07/29	181	205,482
3.65%, 10/12/23	230	246,652
Rockwell Automation Inc., 4.20%, 03/01/49 (Call 09/01/48)(a)	250	318,095
		21,593,031
Manufacturing — 0.6%
3M Co.
1.75%, 02/14/23 (Call 01/14/23)	165	168,627
2.00%, 02/14/25 (Call 01/14/25)	286	298,870
2.25%, 03/15/23 (Call 02/15/23)	338	348,164
2.25%, 09/19/26 (Call 06/19/26)(a)	542	576,048
2.38%, 08/26/29 (Call 05/26/29)	418	444,033
2.65%, 04/15/25 (Call 03/15/25)	285	304,255
2.88%, 10/15/27 (Call 07/15/27)(a)	420	460,047
3.00%, 08/07/25	306	332,772
3.05%, 04/15/30 (Call 01/15/30)	200	222,626
3.13%, 09/19/46 (Call 03/19/46)	267	290,282
3.25%, 02/14/24 (Call 01/14/24)	43	45,950
3.25%, 08/26/49 (Call 02/26/49)(a)	400	444,928
3.38%, 03/01/29 (Call 12/01/28)	323	365,484
3.63%, 09/14/28 (Call 06/14/28)	399	456,668
3.63%, 10/15/47 (Call 04/15/47)	210	247,584
3.70%, 04/15/50 (Call 10/15/49)	330	395,403
4.00%, 09/14/48 (Call 03/14/48)(a)	408	509,751
5.70%, 03/15/37	236	334,289
Illinois Tool Works Inc.
2.65%, 11/15/26 (Call 08/15/26)	193	208,228
3.50%, 03/01/24 (Call 12/01/23)	306	327,888
3.90%, 09/01/42 (Call 03/01/42)	635	770,636
4.88%, 09/15/41 (Call 03/15/41)(a)	270	367,891
		7,920,424
Media — 4.6%
Comcast Cable Communications Holdings Inc., 9.46%, 11/15/22	430	480,538
Comcast Corp.
1.50%, 02/15/31 (Call 11/15/30)	845	814,656
1.95%, 01/15/31 (Call 10/15/30)	640	640,659
2.35%, 01/15/27 (Call 10/15/26)	679	717,438
2.45%, 08/15/52 (Call 02/15/52) (a)	615	573,930
2.65%, 02/01/30 (Call 11/01/29)	750	796,650
2.65%, 08/15/62 (Call 02/15/62)	525	497,054
2.80%, 01/15/51 (Call 07/15/50)	701	693,268

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Media (continued)
3.10%, 04/01/25 (Call 03/01/25)	$410	$442,677
3.15%, 03/01/26 (Call 12/01/25)(a)	944	1,030,263
3.15%, 02/15/28 (Call 11/15/27)	775	854,453
3.20%, 07/15/36 (Call 01/15/36)	508	554,462
3.25%, 11/01/39 (Call 05/01/39)	160	174,267
3.30%, 02/01/27 (Call 11/01/26)	727	802,004
3.30%, 04/01/27 (Call 02/01/27)	439	486,675
3.38%, 02/15/25 (Call 11/15/24)	375	407,246
3.38%, 08/15/25 (Call 05/15/25)	805	880,026
3.40%, 04/01/30 (Call 01/01/30)	664	741,044
3.40%, 07/15/46 (Call 01/15/46)	618	673,354
3.45%, 02/01/50 (Call 08/01/49)	668	742,382
3.55%, 05/01/28 (Call 02/01/28)	305	343,134
3.60%, 03/01/24	248	267,942
3.70%, 04/15/24 (Call 03/15/24)	699	757,101
3.75%, 04/01/40 (Call 10/01/39)	669	773,391
3.90%, 03/01/38 (Call 09/01/37)	566	660,952
3.95%, 10/15/25 (Call 08/15/25)	458	513,679
3.97%, 11/01/47 (Call 05/01/47)	772	919,128
4.00%, 08/15/47 (Call 02/15/47)	421	500,262
4.00%, 03/01/48 (Call 09/01/47)	424	505,472
4.00%, 11/01/49 (Call 05/01/49)	860	1,033,187
4.05%, 11/01/52 (Call 05/01/52)	626	758,499
4.15%, 10/15/28 (Call 07/15/28)	1,633	1,902,837
4.20%, 08/15/34 (Call 02/15/34)	493	589,362
4.25%, 10/15/30 (Call 07/15/30)	669	795,073
4.25%, 01/15/33	710	854,336
4.40%, 08/15/35 (Call 02/25/35)	403	492,224
4.50%, 01/15/43	265	332,747
4.60%, 10/15/38 (Call 04/15/38)	1,097	1,380,158
4.60%, 08/15/45 (Call 02/15/45)	737	943,190
4.65%, 07/15/42	508	649,605
4.70%, 10/15/48 (Call 04/15/48)	1,586	2,084,670
4.75%, 03/01/44	414	540,945
4.95%, 10/15/58 (Call 04/15/58)	973	1,377,583
5.65%, 06/15/35	286	392,935
6.40%, 05/15/38	239	356,246
6.45%, 03/15/37	340	501,687
6.50%, 11/15/35	315	463,982
6.95%, 08/15/37	314	486,223
7.05%, 03/15/33	410	605,586
NBCUniversal Media LLC
4.45%, 01/15/43	379	473,962
5.95%, 04/01/41	470	692,446
6.40%, 04/30/40	209	317,231
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	394	408,365
2.35%, 12/01/22	690	708,589
2.95%, 06/15/27(a)	586	643,938
3.00%, 02/13/26	605	657,726
3.00%, 07/30/46	424	443,114
3.15%, 09/17/25	478	521,135
3.70%, 12/01/42	280	323,803
4.13%, 06/01/44	605	743,654
Series B, 7.00%, 03/01/32	385	561,673
Series E, 4.13%, 12/01/41	356	433,138
Walt Disney Co. (The)
1.65%, 09/01/22	256	260,032
1.75%, 08/30/24 (Call 07/30/24)	711	736,312
1.75%, 01/13/26	491	507,267
	Par
Security	(000)	Value

Media (continued)
2.00%, 09/01/29 (Call 06/01/29)(a)	$753	$771,825
2.20%, 01/13/28	505	528,528
2.65%, 01/13/31	1,175	1,251,434
2.75%, 09/01/49 (Call 03/01/49)	1,087	1,082,902
3.00%, 09/15/22	424	436,843
3.35%, 03/24/25	331	360,979
3.50%, 05/13/40 (Call 11/13/39)	833	938,874
3.60%, 01/13/51 (Call 07/13/50)	1,336	1,543,534
3.70%, 09/15/24 (Call 06/15/24)	214	232,607
3.70%, 10/15/25 (Call 07/15/25)	329	364,664
3.70%, 03/23/27(a)	325	368,066
3.80%, 03/22/30	544	629,484
3.80%, 05/13/60 (Call 11/13/59)	367	440,870
4.63%, 03/23/40 (Call 09/23/39)	297	382,126
4.70%, 03/23/50 (Call 09/23/49)	706	962,666
4.75%, 09/15/44 (Call 03/15/44)	305	408,005
5.40%, 10/01/43	116	164,928
6.15%, 02/15/41	65	97,152
6.20%, 12/15/34	277	395,467
6.40%, 12/15/35	545	810,502
6.65%, 11/15/37	378	583,201
		55,972,224
Metal Fabricate & Hardware — 0.1%
Precision Castparts Corp.
2.50%, 01/15/23 (Call 10/15/22)	577	592,833
3.25%, 06/15/25 (Call 03/15/25)	414	451,425
3.90%, 01/15/43 (Call 07/15/42)	240	279,869
		1,324,127
Mining — 0.4%
BHP Billiton Finance USA Ltd.
3.85%, 09/30/23	267	287,081
4.13%, 02/24/42	350	437,122
5.00%, 09/30/43	1,136	1,590,332
Rio Tinto Alcan Inc., 6.13%, 12/15/33(a)	270	386,851
Rio Tinto Finance USA Ltd.
3.75%, 06/15/25 (Call 03/15/25)	581	642,679
5.20%, 11/02/40	587	817,650
7.13%, 07/15/28	366	500,633
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (Call 02/21/42)	371	465,664
4.75%, 03/22/42 (Call 09/22/41)(a)	250	335,845
		5,463,857
Oil & Gas — 6.3%
BP Capital Markets America Inc.
1.75%, 08/10/30 (Call 05/10/30)(a)	240	237,725
2.75%, 05/10/23	586	610,495
2.77%, 11/10/50 (Call 05/10/50)	615	582,676
2.94%, 04/06/23	409	426,415
2.94%, 06/04/51 (Call 12/04/50)	1,037	1,017,473
3.00%, 02/24/50 (Call 08/24/49)	949	937,546
3.02%, 01/16/27 (Call 10/16/26)	554	601,494
3.06%, 06/17/41 (Call 12/17/40)	150	154,575
3.12%, 05/04/26 (Call 02/04/26)	490	534,061
3.19%, 04/06/25 (Call 03/06/25)	296	319,366
3.22%, 11/28/23 (Call 09/28/23)	455	482,400
3.22%, 04/14/24 (Call 02/14/24)	401	428,156
3.38%, 02/08/61 (Call 08/08/60)	515	536,769
3.41%, 02/11/26 (Call 12/11/25)	200	219,658
3.54%, 04/06/27 (Call 02/06/27)	150	167,248

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Oil & Gas (continued)
3.59%, 04/14/27 (Call 01/14/27)	$341	$380,171
3.63%, 04/06/30 (Call 01/06/30)	827	937,313
3.79%, 02/06/24 (Call 01/06/24)	441	475,420
3.80%, 09/21/25 (Call 07/21/25)	575	638,618
3.94%, 09/21/28 (Call 06/21/28)	435	498,923
4.23%, 11/06/28 (Call 08/06/28)	963	1,123,494
BP Capital Markets PLC
2.50%, 11/06/22(a)	405	416,636
3.28%, 09/19/27 (Call 06/19/27)	809	895,126
3.51%, 03/17/25	530	580,265
3.54%, 11/04/24	535	582,460
3.72%, 11/28/28 (Call 08/28/28)	324	368,096
3.81%, 02/10/24	522	563,661
3.99%, 09/26/23	392	421,855
Burlington Resources LLC
5.95%, 10/15/36	293	415,158
7.20%, 08/15/31	295	430,328
7.40%, 12/01/31	155	232,054
Chevron Corp.
1.14%, 05/11/23	344	349,115
1.55%, 05/11/25 (Call 04/11/25)	1,270	1,307,046
2.00%, 05/11/27 (Call 03/11/27)	445	464,923
2.24%, 05/11/30 (Call 02/11/30)(a)	947	992,333
2.36%, 12/05/22 (Call 09/05/22)	727	744,121
2.57%, 05/16/23 (Call 03/16/23)	290	300,536
2.90%, 03/03/24 (Call 01/03/24)	657	696,479
2.95%, 05/16/26 (Call 02/16/26)	1,211	1,319,179
2.98%, 05/11/40 (Call 11/11/39)	249	265,270
3.08%, 05/11/50 (Call 11/11/49)	437	461,420
3.19%, 06/24/23 (Call 03/24/23)	1,067	1,117,426
3.33%, 11/17/25 (Call 08/17/25)	531	583,234
Chevron USA Inc.
0.69%, 08/12/25 (Call 07/12/25)	218	217,206
1.02%, 08/12/27 (Call 06/12/27)	328	323,628
2.34%, 08/12/50 (Call 02/12/50)	390	363,067
3.85%, 01/15/28 (Call 10/15/27)	320	365,856
3.90%, 11/15/24 (Call 08/15/24)	60	65,916
5.05%, 11/15/44 (Call 05/15/44)	468	638,923
5.25%, 11/15/43 (Call 05/15/43)	120	166,585
6.00%, 03/01/41 (Call 09/01/40)	400	596,708
Conoco Funding Co., 7.25%, 10/15/31	165	243,459
ConocoPhillips
3.75%, 10/01/27 (Call 07/01/27)(d)	50	56,697
4.30%, 08/15/28 (Call 05/15/28)(d)	606	709,547
4.85%, 08/15/48 (Call 02/15/48)(d)	325	433,888
4.88%, 10/01/47 (Call 04/01/47)(d)	325	433,329
5.90%, 10/15/32	331	450,925
5.90%, 05/15/38	373	525,971
6.50%, 02/01/39	1,105	1,648,527
ConocoPhillips Co.
4.30%, 11/15/44 (Call 05/15/44)	445	550,723
4.95%, 03/15/26 (Call 12/15/25)	183	213,237
5.95%, 03/15/46 (Call 09/15/45)	148	222,712
6.95%, 04/15/29	649	889,266
EOG Resources Inc.
2.63%, 03/15/23 (Call 12/15/22)	75	77,383
3.15%, 04/01/25 (Call 01/01/25)	330	356,506
3.90%, 04/01/35 (Call 10/01/34)	159	186,798
4.15%,01/15/26(Call 10/15/25)	303	341,854
4.38%, 04/15/30 (Call 01/15/30)	342	409,422
	Par
Security	(000)	Value

Oil & Gas (continued)
4.95%, 04/15/50 (Call 10/15/49)(a)	$340	$464,389
Exxon Mobil Corp.
1.57%, 04/15/23	974	994,766
2.02%, 08/16/24 (Call 07/16/24)	477	498,122
2.28%, 08/16/26 (Call 06/16/26)	406	430,405
2.44%, 08/16/29 (Call 05/16/29)	729	769,977
2.61%, 10/15/30 (Call 07/15/30)(a)	852	911,683
2.71%, 03/06/25 (Call 12/06/24)	843	896,859
2.73%, 03/01/23 (Call 01/01/23)	638	659,800
2.99%, 03/19/25 (Call 02/19/25)	1,230	1,321,623
3.00%, 08/16/39 (Call 02/16/39)	382	402,257
3.04%, 03/01/26 (Call 12/01/25)	1,110	1,209,545
3.10%, 08/16/49 (Call 02/16/49)	735	772,081
3.18%, 03/15/24 (Call 12/15/23)	570	606,925
3.29%, 03/19/27 (Call 01/19/27)	304	337,978
3.45%, 04/15/51 (Call 10/15/50)(a)	1,133	1,265,550
3.48%, 03/19/30 (Call 12/19/29)	1,026	1,165,782
3.57%, 03/06/45 (Call 09/06/44)	415	463,709
4.11%, 03/01/46 (Call 09/01/45)	979	1,186,989
4.23%, 03/19/40 (Call 09/19/39)	938	1,147,455
4.33%, 03/19/50 (Call 09/19/49)(a)	1,172	1,488,616
Shell International Finance BV
0.38%, 09/15/23	113	113,108
2.00%, 11/07/24 (Call 10/07/24)	568	592,117
2.25%, 01/06/23	418	429,800
2.38%, 08/21/22	613	626,811
2.38%, 04/06/25 (Call 03/06/25)	154	162,402
2.38%, 11/07/29 (Call 08/07/29)	772	811,102
2.50%, 09/12/26(a)	452	482,456
2.75%, 04/06/30 (Call 01/06/30)(a)	775	836,209
2.88%, 05/10/26	993	1,079,560
3.13%, 11/07/49 (Call 05/07/49)	590	629,913
3.25%, 05/11/25	554	603,871
3.25%, 04/06/50 (Call 10/06/49)	763	833,707
3.40%, 08/12/23	443	470,143
3.50%, 11/13/23 (Call 10/13/23)	528	564,295
3.63%, 08/21/42	273	311,228
3.75%, 09/12/46	566	655,609
3.88%, 11/13/28 (Call 08/23/28)	867	1,003,240
4.00%, 05/10/46	991	1,181,985
4.13%, 05/11/35	743	896,132
4.38%, 05/11/45	1,327	1,662,957
4.55%, 08/12/43	541	686,469
5.50%, 03/25/40	405	567,020
6.38%, 12/15/38	1,127	1,682,566
TotalEnergies Capital Canada Ltd., 2.75%, 07/15/23	551	576,302
TotalEnergies Capital International SA
2.43%, 01/10/25 (Call 10/10/24)	525	552,699
2.70%, 01/25/23(a)	610	631,954
2.83%, 01/10/30 (Call 10/10/29)	701	760,571
2.99%, 06/29/41 (Call 12/29/40)	457	479,123
3.13%, 05/29/50 (Call 11/29/49)	1,179	1,234,260
3.39%, 06/29/60 (Call 12/29/59)	128	139,295
3.46%, 02/19/29 (Call 11/19/28)	680	767,074
3.46%, 07/12/49 (Call 01/12/49)	536	593,990
3.70%, 01/15/24	601	648,731
3.75%, 04/10/24	534	579,913
TotalEnergies Capital SA, 3.88%, 10/11/28	420	486,171
		76,632,144

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Oil & Gas Services — 0.3%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc.
2.77%, 12/15/22 (Call 11/15/22)	$329	$339,354
3.14%, 11/07/29 (Call 08/07/29)	373	407,103
3.34%, 12/15/27 (Call 09/15/27)	297	326,878
4.08%, 12/15/47 (Call 06/15/47)	608	705,347
4.49%, 05/01/30 (Call 02/01/30)(a)	193	230,442
Baker Hughes Holdings LLC, 5.13%, 09/15/40	284	370,790
Schlumberger Finance Canada Ltd., 1.40%, 09/17/25 (Call 08/17/25)	145	147,649
Schlumberger Investment SA
2.65%, 06/26/30 (Call 03/26/30)(a)	115	122,145
3.65%, 12/01/23 (Call 09/01/23)	1,143	1,219,010
		3,868,718
Pharmaceuticals — 6.2%
Astrazeneca Finance LLC
0.70%, 05/28/24 (Call 05/28/22)	750	750,975
1.20%, 05/28/26 (Call 04/28/26)	750	755,887
1.75%, 05/28/28 (Call 03/28/28)	750	763,342
Bristol-Myers Squibb Co.
0.75%, 11/13/25 (Call 10/13/25)	546	544,406
1.13%, 11/13/27 (Call 09/13/27)(a)	300	299,376
1.45%, 11/13/30 (Call 08/13/30)(a)	900	883,287
2.00%, 08/01/22	420	427,476
2.35%, 11/13/40 (Call 05/13/40)(a)	426	417,310
2.55%, 11/13/50 (Call 05/13/50)	758	740,680
2.75%, 02/15/23 (Call 01/15/23)	209	216,430
2.90%, 07/26/24 (Call 06/26/24)	1,110	1,185,513
3.20%, 06/15/26 (Call 04/15/26)	991	1,091,656
3.25%, 08/15/22.	379	390,669
3.25%, 02/20/23 (Call 01/20/23)	272	283,740
3.25%, 11/01/23	294	313,222
3.25%, 02/27/27	537	598,256
3.25%, 08/01/42	430	474,539
3.40%, 07/26/29 (Call 04/26/29)	1,942	2,200,674
3.45%, 11/15/27 (Call 08/15/27)	410	460,959
3.55%, 08/15/22.	407	420,781
3.88%, 08/15/25 (Call 05/15/25)	192	213,765
3.90%, 02/20/28 (Call 11/20/27)	675	779,044
4.13%, 06/15/39 (Call 12/15/38)	1,150	1,417,892
4.25%, 10/26/49 (Call 04/26/49)	1,867	2,409,849
4.35%, 11/15/47 (Call 05/15/47)	865	1,118,125
4.50%, 03/01/44 (Call 09/01/43)	169	222,876
4.55%, 02/20/48 (Call 08/20/47)	261	346,840
5.00%, 08/15/45 (Call 02/15/45)	311	433,267
Eli Lilly & Co.
2.25%, 05/15/50 (Call 11/15/49)	544	506,083
2.50%, 09/15/60 (Call 03/15/60)	230	217,815
2.75%, 06/01/25 (Call 03/01/25)	519	556,534
3.38%, 03/15/29 (Call 12/15/28)	701	795,193
3.95%, 03/15/49 (Call 09/15/48)(a)	663	823,917
4.15%, 03/15/59 (Call 09/15/58)	563	736,275
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23(a)	540	561,892
3.38%, 05/15/23	643	677,851
3.63%, 05/15/25	327	361,799
3.88%, 05/15/28	895	1,035,900
4.20%, 03/18/43	244	308,448
5.38%, 04/15/34(a)	466	636,724
6.38%, 05/15/38	1,139	1,730,767
	Par
Security	(000)	Value

Pharmaceuticals (continued)
GlaxoSmithKline Capital PLC
0.53%, 10/01/23 (Call 10/01/22)	$355	$355,852
3.00%, 06/01/24 (Call 05/01/24)	532	567,857
3.38%, 06/01/29 (Call 03/01/29)	335	377,451
Johnson & Johnson
0.55%, 09/01/25 (Call 08/01/25)	65	64,659
0.95%, 09/01/27 (Call 07/01/27)	230	227,988
1.30%, 09/01/30 (Call 06/01/30)	995	981,120
2.05%, 03/01/23 (Call 01/01/23)	107	109,674
2.10%, 09/01/40 (Call 03/01/40)	530	517,073
2.25%, 09/01/50 (Call 03/01/50)	480	463,234
2.45%, 09/01/60 (Call 03/01/60)	410	402,038
2.63%, 01/15/25 (Call 11/15/24)	390	416,095
2.90%, 01/15/28 (Call 10/15/27)	887	977,545
2.95%, 03/03/27 (Call 12/03/26)	708	778,892
3.40%, 01/15/38 (Call 07/15/37)	557	647,529
3.50%, 01/15/48 (Call 07/15/47)(a)	334	397,704
3.55%, 03/01/36 (Call 09/01/35)	570	677,656
3.63%, 03/03/37 (Call 09/03/36)	613	726,993
3.70%, 03/01/46 (Call 09/01/45)(a)	808	982,156
3.75%, 03/03/47 (Call 09/03/46)	413	506,388
4.38%, 12/05/33 (Call 06/05/33)	312	397,663
4.50%, 09/01/40	287	379,810
4.50%, 12/05/43 (Call 06/05/43)	205	273,117
4.95%, 05/15/33(a)	363	487,153
5.85%, 07/15/38	371	553,525
5.95%, 08/15/37	576	856,345
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (Call 08/15/25)	539	608,499
4.60%, 06/01/44 (Call 12/01/43)	210	279,644
Merck & Co. Inc.
0.75%, 02/24/26 (Call 01/24/26)(a)	230	229,844
1.45%, 06/24/30 (Call 03/24/30)	195	193,110
2.35%, 06/24/40 (Call 12/24/39)	466	461,801
2.40%, 09/15/22 (Call 06/15/22)	375	382,223
2.45%, 06/24/50 (Call 12/24/49)(a)	615	593,936
2.75%, 02/10/25 (Call 11/10/24)(a)	1,033	1,103,730
2.80%, 05/18/23	67	69,963
2.90%, 03/07/24 (Call 02/07/24)	438	465,353
3.40%, 03/07/29 (Call 12/07/28)	738	836,176
3.60%, 09/15/42 (Call 03/15/42)	299	351,053
3.70%, 02/10/45 (Call 08/10/44)	860	1,016,322
3.90%, 03/07/39 (Call 09/07/38)	490	591,033
4.00%, 03/07/49 (Call 09/07/48)	711	887,065
4.15%, 05/18/43	613	772,650
6.50%, 12/01/33(a)	338	506,530
Novartis Capital Corp.
1.75%, 02/14/25 (Call 01/14/25)	52	53,855
2.00%, 02/14/27 (Call 12/14/26)	648	678,715
2.20%, 08/14/30 (Call 05/14/30)	910	957,447
2.40%, 09/21/22	923	945,715
2.75%, 08/14/50 (Call 02/14/50)(a)	606	634,579
3.00%, 11/20/25 (Call 08/20/25)	50	54,434
3.10%, 05/17/27 (Call 02/17/27)	385	424,486
3.40%, 05/06/24	955	1,030,550
3.70%, 09/21/42	268	319,445
4.00%, 11/20/45 (Call 05/20/45)	645	805,934
4.40%, 05/06/44	760	998,534
Pfizer Inc.
0.80%, 05/28/25 (Call 04/28/25)	441	444,250

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Pharmaceuticals (continued)
1.70%, 05/28/30 (Call 02/28/30)(a)	$635	$641,604
2.55%, 05/28/40 (Call 11/28/39)	414	424,913
2.63%, 04/01/30 (Call 01/01/30)	595	644,831
2.70%, 05/28/50 (Call 11/28/49)(a)	438	445,485
2.75%, 06/03/26(a)	521	568,885
2.95%, 03/15/24 (Call 02/15/24)	508	540,771
3.00%, 06/15/23(a)	258	270,908
3.00%, 12/15/26(a)	577	638,410
3.20%, 09/15/23 (Call 08/15/23)	165	174,641
3.40%, 05/15/24	588	637,074
3.45%, 03/15/29 (Call 12/15/28)	596	678,337
3.60%, 09/15/28 (Call 06/15/28)	385	442,030
3.90%, 03/15/39 (Call 09/15/38)	353	428,397
4.00%, 12/15/36	555	685,075
4.00%, 03/15/49 (Call 09/15/48)(a)	583	729,374
4.10%, 09/15/38 (Call 03/15/38)	352	435,311
4.13%, 12/15/46	599	757,082
4.20%, 09/15/48 (Call 03/15/48)	490	628,597
4.30%, 06/15/43	394	505,991
4.40%, 05/15/44	419	547,646
7.20%, 03/15/39	1,037	1,715,675
Pharmacia LLC, 6.60%, 12/01/28	189	256,832
Sanofi
3.38%, 06/19/23 (Call 05/19/23)	773	815,855
3.63%, 06/19/28 (Call 03/19/28)	523	601,633
Wyeth LLC
5.95%, 04/01/37	856	1,248,330
6.00%, 02/15/36	276	402,502
6.45%, 02/01/24	187	214,885
6.50%, 02/01/34	352	522,083
		75,535,584
Pipelines — 0.1%
Columbia Pipeline Group Inc.
4.50%, 06/01/25 (Call 03/01/25)	471	531,566
5.80%, 06/01/45 (Call 12/01/44)	180	251,492
		783,058
Private Equity — 0.0%
Brookfield Asset Management Inc., 4.00%, 01/15/25 (Call 10/15/24)	70	76,961
Real Estate Investment Trusts — 1.4%
AvalonBay Communities Inc.
2.30%, 03/01/30 (Call 12/01/29)	290	301,023
2.45%, 01/15/31 (Call 10/15/30)	476	499,814
3.45%, 06/01/25 (Call 03/03/25)	460	503,718
Camden Property Trust
2.80%, 05/15/30 (Call 02/15/30)	397	428,601
3.15%, 07/01/29 (Call 04/01/29)(a)	255	282,504
ERP Operating LP
2.50%, 02/15/30 (Call 11/15/29)(a)	205	215,789
2.85%, 11/01/26 (Call 08/01/26)	60	64,696
3.00%, 04/15/23 (Call 01/15/23)	443	460,330
3.00%, 07/01/29 (Call 04/01/29)(a)	431	470,876
3.50%, 03/01/28 (Call 12/01/27)	346	387,091
4.50%, 07/01/44 (Call 01/01/44)(a)	232	301,974
Prologis LP
1.25%, 10/15/30 (Call 07/15/30)(a)	555	532,711
2.13%, 04/15/27 (Call 02/15/27)	235	246,647
2.13%, 10/15/50 (Call 04/15/50)	282	250,083
2.25%, 04/15/30 (Call 01/15/30)	453	471,528
	Par
Security	(000)	Value

Real Estate Investment Trusts (continued)
3.00%, 04/15/50 (Call 10/15/49)	$415	$437,203
Public Storage
0.88%, 02/15/26 (Call 01/15/26)	320	319,504
1.85%, 05/01/28 (Call 03/01/28)	83	85,048
2.30%, 05/01/31 (Call 02/01/31)(a)	39	40,664
2.37%, 09/15/22 (Call 08/15/22)	399	407,854
3.09%, 09/15/27 (Call 06/15/27)(a)	382	423,023
3.39%, 05/01/29 (Call 02/01/29)	324	363,794
Realty Income Corp.
3.00%, 01/15/27 (Call 10/15/26)(a)	428	466,935
3.25%, 01/15/31 (Call 10/15/30)	413	459,343
3.65%, 01/15/28 (Call 10/15/27)	395	447,357
3.88%, 04/15/25 (Call 02/15/25)	75	83,080
4.13%, 10/15/26 (Call 07/15/26)	100	114,005
4.65%, 08/01/23 (Call 05/01/23)	427	458,423
4.65%, 03/15/47 (Call 09/15/46)(a)	301	398,969
Simon Property Group LP
1.75%, 02/01/28 (Call 11/01/27)	85	85,691
2.00%, 09/13/24 (Call 06/13/24)	414	430,001
2.20%, 02/01/31 (Call 11/01/30)	105	105,691
2.45%, 09/13/29 (Call 06/13/29)(a)	473	492,407
2.65%, 07/15/30 (Call 04/15/30)(a)	252	265,976
2.75%, 02/01/23 (Call 11/01/22)	404	416,059
2.75%, 06/01/23 (Call 03/01/23)	687	712,261
3.25%, 11/30/26 (Call 08/30/26)	14	15,400
3.25%, 09/13/49 (Call 03/13/49)(a)	630	662,193
3.30%, 01/15/26 (Call 10/15/25)	485	529,387
3.38%, 10/01/24 (Call 07/01/24)	685	738,862
3.38%, 06/15/27 (Call 03/15/27)	415	459,015
3.38%, 12/01/27 (Call 09/01/27)(a)	405	448,481
3.50%, 09/01/25 (Call 06/01/25)	635	696,582
3.75%, 02/01/24 (Call 11/01/23)	360	385,477
3.80%, 07/15/50 (Call 01/15/50)(a)	106	120,591
4.25%, 11/30/46(Call 05/30/46)	75	89,954
4.75%, 03/15/42 (Call 09/15/41)	86	108,197
6.75%, 02/01/40 (Call 11/01/39)(a)	551	839,245
		17,524,057
Retail — 3.4%
Costco Wholesale Corp.
1.38%, 06/20/27 (Call 04/20/27)	360	365,202
1.60%, 04/20/30 (Call 01/20/30)	877	876,693
1.75%, 04/20/32 (Call 01/20/32)	705	707,249
2.75%, 05/18/24 (Call 03/18/24)	429	454,577
3.00%, 05/18/27 (Call 02/18/27)	413	456,266
Home Depot Inc. (The)
0.90%, 03/15/28 (Call 01/15/28)	130	127,483
1.38%, 03/15/31 (Call 12/15/30)(a)	670	649,558
2.13%, 09/15/26 (Call 06/15/26)	608	643,325
2.38%, 03/15/51 (Call 09/15/50)(a)	498	471,581
2.50%, 04/15/27 (Call 02/15/27)	528	566,782
2.70%, 04/01/23 (Call 01/01/23)	509	526,902
2.70%, 04/15/30 (Call 01/15/30)	530	573,677
2.80%, 09/14/27 (Call 06/14/27)	635	694,519
2.95%, 06/15/29 (Call 03/15/29)(a)	550	607,282
3.00%, 04/01/26 (Call 01/01/26)	452	494,194
3.13%, 12/15/49 (Call 06/15/49)	510	554,625
3.30%, 04/15/40 (Call 10/15/39)	585	653,755
3.35%, 09/15/25 (Call 06/15/25)	541	594,829
3.35%, 04/15/50 (Call 10/15/49)	701	789,606
3.50%, 09/15/56 (Call 03/15/56)	388	449,417

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Retail (continued)
3.75%, 02/15/24 (Call 11/15/23)(a)	$478	$514,667
3.90%, 12/06/28 (Call 09/06/28)(a)	623	728,393
3.90%, 06/15/47 (Call 12/15/46)	538	652,040
4.20%, 04/01/43 (Call 10/01/42)	486	606,188
4.25%, 04/01/46 (Call 10/01/45)	712	902,624
4.40%, 03/15/45 (Call 09/15/44)	490	631,855
4.50%, 12/06/48 (Call 06/06/48)	655	875,021
4.88%, 02/15/44 (Call 08/15/43)	522	710,228
5.40%, 09/15/40 (Call 03/15/40)	190	267,277
5.88%, 12/16/36	1,307	1,899,633
5.95%, 04/01/41 (Call 10/01/40)	405	601,125
Target Corp.
2.25%, 04/15/25 (Call 03/15/25)	221	232,865
2.35%, 02/15/30 (Call 11/15/29)	210	222,291
2.50%, 04/15/26	857	923,383
3.38%, 04/15/29 (Call 01/15/29)	972	1,099,750
3.50%, 07/01/24	628	682,881
3.63%, 04/15/46	391	472,473
3.90%, 11/15/47 (Call 05/15/47)	211	267,685
4.00%, 07/01/42	520	658,986
TJX Companies Inc. (The)
1.15%, 05/15/28 (Call 03/15/28)	30	29,402
1.60%, 05/15/31 (Call 02/15/31)(a)	45	44,189
2.25%, 09/15/26 (Call 06/15/26)(a)	810	857,717
2.50%, 05/15/23 (Call 02/15/23)	538	556,217
Walmart Inc.
2.35%, 12/15/22 (Call 11/15/22)	345	354,553
2.38%, 09/24/29 (Call 06/24/29)(a)	250	267,673
2.55%, 04/11/23 (Call 01/11/23)	758	783,802
2.65%, 12/15/24 (Call 10/15/24)	387	413,072
2.85%, 07/08/24 (Call 06/08/24)	505	539,012
2.95%, 09/24/49 (Call 03/24/49)(a)	543	589,557
3.05%, 07/08/26 (Call 05/08/26)(a)	248	272,914
3.25%, 07/08/29 (Call 04/08/29)	425	480,008
3.30%, 04/22/24 (Call 01/22/24)	851	911,140
3.40%, 06/26/23 (Call 05/26/23)	307	324,220
3.55%, 06/26/25 (Call 04/26/25)	831	918,745
3.63%, 12/15/47 (Call 06/15/47)	470	560,560
3.70%, 06/26/28 (Call 03/26/28)(a)	1,269	1,458,195
3.95%, 06/28/38 (Call 12/28/37)	690	840,813
4.00%, 04/11/43 (Call 10/11/42)(a)	375	466,084
4.05%, 06/29/48 (Call 12/29/47)(a)	1,164	1,486,440
4.30%, 04/22/44 (Call 10/22/43)	247	318,109
5.00%, 10/25/40	271	372,034
5.25%, 09/01/35	1,031	1,428,842
5.63%, 04/01/40.	415	605,734
5.63%, 04/15/41	299	441,177
6.20%, 04/15/38	292	440,158
6.50%, 08/15/37	780	1,201,208
7.55%, 02/15/30	119	175,813
		41,344,275
Semiconductors — 2.8%
Applied Materials Inc.
1.75%, 06/01/30 (Call 03/01/30)	460	461,513
2.75%, 06/01/50 (Call 12/01/49)	457	465,665
3.30%, 04/01/27 (Call 01/01/27)	555	617,099
3.90%, 10/01/25 (Call 07/01/25)	342	383,040
4.35%, 04/01/47 (Call 10/01/46)	314	405,198
5.10%, 10/01/35 (Call 04/01/35)	327	438,700
5.85%, 06/15/41	410	615,443
	Par
Security	(000)	Value

Semiconductors (continued)
Intel Corp.
2.45%, 11/15/29 (Call 08/15/29)	$993	$1,047,704
2.60%, 05/19/26 (Call 02/19/26)	653	701,400
2.70%, 12/15/22(a)	550	568,540
2.88%, 05/11/24 (Call 03/11/24)	734	779,354
3.10%, 02/15/60 (Call 08/15/59)	119	122,162
3.15%, 05/11/27 (Call 02/11/27)	395	436,629
3.25%, 11/15/49 (Call 05/15/49)	827	885,882
3.40%, 03/25/25 (Call 02/25/25)(a)	530	578,537
3.70%, 07/29/25 (Call 04/29/25)	1,060	1,170,844
3.73%, 12/08/47 (Call 06/08/47)	959	1,103,761
3.75%, 03/25/27 (Call 01/25/27)	335	379,967
3.90%, 03/25/30 (Call 12/25/29)(a)	833	971,603
4.00%, 12/15/32	389	475,035
4.10%, 05/19/46 (Call 11/19/45)	615	741,961
4.10%, 05/11/47 (Call 11/11/46)	510	618,074
4.25%, 12/15/42	205	255,207
4.60%, 03/25/40 (Call 09/25/39)	411	523,191
4.75%, 03/25/50 (Call 09/25/49)(a)	955	1,282,670
4.80%, 10/01/41	365	482,019
4.90%, 07/29/45 (Call 01/29/45)	267	360,752
4.95%, 03/25/60 (Call 09/25/59)	422	600,126
Lam Research Corp.
1.90%, 06/15/30 (Call 03/15/30)	665	677,635
2.88%, 06/15/50 (Call 12/15/49)	156	161,140
3.13%, 06/15/60 (Call 12/15/59)	302	324,472
3.75%, 03/15/26 (Call 01/15/26)	575	644,506
3.80%, 03/15/25 (Call 12/15/24)	160	176,371
4.00%, 03/15/29 (Call 12/15/28)	485	567,329
4.88%, 03/15/49 (Call 09/15/48)	312	431,855
NVIDIA Corp.
1.55%, 06/15/28 (Call 04/15/28)	195	196,527
2.00%, 06/15/31 (Call 03/15/31)	225	228,449
2.85%, 04/01/30 (Call 01/01/30)	861	939,773
3.20%, 09/16/26 (Call 06/16/26)	394	435,673
3.50%, 04/01/40 (Call 10/01/39)	637	732,193
3.50%, 04/01/50 (Call 10/01/49)	857	990,538
3.70%, 04/01/60 (Call 10/01/59)	210	252,445
QUALCOMM Inc.
1.30%, 05/20/28 (Call 02/20/28)	1,197	1,187,831
1.65%, 05/20/32 (Call 02/20/32)	725	706,998
2.15%, 05/20/30 (Call 02/20/30)	461	476,669
2.60%, 01/30/23 (Call 12/30/22)	50	51,653
2.90%, 05/20/24 (Call 03/20/24)(a)	46	48,921
3.25%, 05/20/27 (Call 02/20/27)	530	586,514
3.25%, 05/20/50 (Call 11/20/49)(a)	358	393,872
3.45%, 05/20/25 (Call 02/20/25)	120	131,290
4.30%, 05/20/47 (Call 11/20/46)(a)	664	849,057
4.65%, 05/20/35 (Call 11/20/34)	161	207,584
4.80%, 05/20/45 (Call 11/20/44)	632	854,666
Texas Instruments Inc.
1.38%, 03/12/25 (Call 02/12/25)	675	691,335
1.75%, 05/04/30 (Call 02/04/30)	354	358,135
2.25%, 05/01/23 (Call 02/01/23)	400	411,756
2.25%, 09/04/29 (Call 06/04/29)	455	480,080
2.90%, 11/03/27 (Call 08/03/27)	216	236,872
3.88%, 03/15/39 (Call 09/15/38)	177	216,298
4.15%, 05/15/48 (Call 11/15/47)	771	996,548

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Semiconductors (continued)
Xilinx Inc.
2.38%, 06/01/30 (Call 03/01/30)	$628	$648,580
2.95%, 06/01/24 (Call 04/01/24)	414	438,592
		34,204,233
Software — 2.5%
Adobe Inc.
1.70%, 02/01/23	484	494,483
1.90%, 02/01/25 (Call 01/01/25)	393	409,616
2.15%, 02/01/27 (Call 12/01/26)	629	662,947
2.30%, 02/01/30 (Call 11/01/29)	685	720,510
3.25%, 02/01/25 (Call 11/01/24)	490	530,562
Intuit Inc.
0.65%, 07/15/23	344	346,215
0.95%, 07/15/25 (Call 06/15/25)(a)	148	149,076
1.35%, 07/15/27 (Call 05/15/27)	495	499,351
1.65%, 07/15/30 (Call 04/15/30)	212	212,023
Microsoft Corp.
2.00%, 08/08/23 (Call 06/08/23)	824	850,755
2.13%, 11/15/22	395	404,717
2.38%, 05/01/23 (Call 02/01/23)	720	743,004
2.40%, 08/08/26 (Call 05/08/26)	56	59,928
2.53%, 06/01/50 (Call 12/01/49)	3,182	3,184,928
2.65%, 11/03/22 (Call 09/03/22)	670	688,117
2.68%, 06/01/60 (Call 12/01/59)	1,788	1,813,658
2.70%, 02/12/25 (Call 11/12/24)	738	789,704
2.88%, 02/06/24 (Call 12/06/23)(a)	1,002	1,060,387
2.92%, 03/17/52 (Call 09/17/51)	5,164	5,571,646
3.04%, 03/17/62 (Call 09/17/61)	1,424	1,565,645
3.13%, 11/03/25 (Call 08/03/25)	747	817,846
3.30%, 02/06/27 (Call 11/06/26)	1,560	1,743,440
3.45%, 08/08/36 (Call 02/08/36)	590	695,533
3.50%, 02/12/35 (Call 08/12/34)	893	1,059,777
3.63%, 12/15/23 (Call 09/15/23)	1,079	1,155,717
3.70%, 08/08/46 (Call 02/08/46)	51	62,397
4.20%, 11/03/35 (Call 05/03/35)	10	12,647
4.25%, 02/06/47 (Call 08/06/46)	30	39,764
5.30%, 02/08/41	15	21,695
salesforce.com Inc.
1.50%, 07/15/28 (Call 05/15/28)	230	232,318
1.95%, 07/15/31 (Call 04/15/31)	130	132,321
2.70%, 07/15/41 (Call 01/15/41)	295	301,520
2.90%, 07/15/51 (Call 01/15/51)	905	931,363
3.05%, 07/15/61 (Call 01/15/61)	25	26,047
3.25%, 04/11/23 (Call 03/11/23)	789	826,809
3.70%, 04/11/28 (Call 01/11/28)	1,033	1,181,700
		29,998,166
Telecommunications — 0.8%
America Movil SAB de CV
2.88%, 05/07/30 (Call 02/07/30)	250	265,037
3.63%, 04/22/29 (Call 01/22/29)	450	496,638
4.38%, 07/16/42	579	708,047
4.38%, 04/22/49 (Call 10/22/48)	575	722,309
6.13%, 03/30/40	742	1,069,341
6.38%, 03/01/35	250	360,885
Cisco Systems Inc.
2.20%, 09/20/23 (Call 07/20/23)(a)	784	813,337
2.50%, 09/20/26 (Call 06/20/26)	783	842,641
2.60%, 02/28/23	180	186,844
2.95%, 02/28/26	672	733,710
	Par
Security	(000)	Value

Telecommunications (continued)
3.50%, 06/15/25	$248	$274,427
3.63%, 03/04/24(a)	786	850,491
5.50%, 01/15/40	866	1,228,092
5.90%,02/15/39	543	792,069
		9,343,868
Transportation — 1.7%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	503	521,485
3.00%, 04/01/25 (Call 01/01/25)	215	232,351
3.05%, 09/01/22 (Call 06/01/22)	469	479,660
3.05%, 02/15/51 (Call 08/15/50)	250	266,143
3.25%, 06/15/27 (Call 03/15/27)(a)	224	249,590
3.30%, 09/15/51 (Call 03/15/51)	406	451,013
3.40%, 09/01/24 (Call 12/01/23)	357	386,035
3.55%, 02/15/50 (Call 08/15/49)	386	445,973
3.75%, 04/01/24 (Call 01/01/24)	355	383,041
3.85%, 09/01/23 (Call 06/01/23)	506	538,688
3.90%, 08/01/46 (Call 02/01/46)	343	411,013
4.05%, 06/15/48 (Call 12/15/47)	403	497,322
4.13%, 06/15/47 (Call 12/15/46)	330	411,051
4.15%, 04/01/45 (Call 10/01/44)	397	489,827
4.15%, 12/15/48 (Call 06/15/48)	360	451,465
4.38%, 09/01/42 (Call 03/01/42)	130	164,949
4.40%, 03/15/42 (Call 09/15/41)	242	306,028
4.45%, 03/15/43 (Call 09/15/42)	387	496,053
4.55%, 09/01/44 (Call 03/01/44)	370	483,165
4.70%, 09/01/45 (Call 03/01/45)	308	410,595
4.90%, 04/01/44 (Call 10/01/43)	444	603,076
5.05%, 03/01/41 (Call 09/01/40)	232	314,708
5.15%, 09/01/43 (Call 03/01/43)	359	499,900
5.40%, 06/01/41 (Call 12/01/40)	245	343,145
5.75%, 05/01/40 (Call 11/01/39)	341	491,749
6.15%, 05/01/37	245	359,351
Canadian National Railway Co.
2.45%, 05/01/50 (Call 11/01/49)(a)	285	265,962
2.75%, 03/01/26 (Call 12/01/25)	416	448,090
3.20%, 08/02/46 (Call 02/02/46)(a)	376	401,643
3.65%, 02/03/48 (Call 08/03/47)	291	332,241
4.45%, 01/20/49 (Call 07/20/48)	271	348,864
6.25%, 08/01/34	20	28,679
FedEx Corp. Pass Through Trust, 2020-1, Class AA, 1.88%, 08/20/35	350	351,801
United Parcel Service Inc.
2.40%, 11/15/26 (Call 08/15/26)	304	325,520
2.45%, 10/01/22	597	612,218
2.50%, 04/01/23 (Call 03/01/23)(a)	500	517,335
2.80%, 11/15/24 (Call 09/15/24)(a)	163	174,536
3.05%, 11/15/27 (Call 08/15/27)(a)	703	783,810
3.40%, 03/15/29 (Call 12/15/28)	428	486,092
3.40%, 11/15/46 (Call 05/15/46)(a)	220	251,277
3.40%, 09/01/49 (Call 03/01/49)	343	395,273
3.75%, 11/15/47 (Call 05/15/47)	538	650,969
3.90%, 04/01/25 (Call 03/01/25)	622	688,784
4.25%, 03/15/49 (Call 09/15/48)	133	172,512
4.45%, 04/01/30 (Call 01/01/30)(a)	371	453,321
4.88%, 11/15/40 (Call 05/15/40)	221	297,126
5.20%, 04/01/40 (Call 10/01/39)	338	467,586
5.30%, 04/01/50 (Call 10/01/49)(a)	514	768,543

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par/
	Shares
Security	(000)	Value

Transportation (continued)
6.20%, 01/15/38	$641	$961,122
		20,870,680
Total Corporate Bonds & Notes — 98.5%
(Cost: $1,177,229,308)		1,201,961,122

Short-Term Investments

Money Market Funds — 7.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(e)(f)(g)	82,021	82,061,733
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(e)(f)	3,897	3,897,000
		85,958,733
Total Short-Term Investments — 7.0%
(Cost: $85,946,836)		85,958,733
Total Investments in Securities — 105.5%
(Cost: $1,263,176,144)		1,287,919,855
Other Assets, Less Liabilities — (5.5)%		(67,291,273)
Net Assets—100.0%		$1,220,628,582

(a)	All or a portion of this security is on loan.

(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period-end.

(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/21	Shares Held at 07/31/21 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$57,109,372	$24,965,138	(a)	$—		$(8,631)	$(4,146)	$82,061,733	82,021	$111,422	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	10,417,000	—		(6,520,000	)(a)	—	—	3,897,000	3,897	2,361		—
						$(8,631)	$(4,146)	$85,958,733		$113,783		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
July 31, 2021

Fair Value Measurements (continued)

companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$1,201,961,122	$—	$1,201,961,122
Money Market Funds	85,958,733	—	—	85,958,733
	$85,958,733	$1,201,961,122	$—	$1,287,919,855

Portfolio Abbreviations - Fixed Income

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate